Registration No. 333-19725

Registration No. 811-08017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 38	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 97	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
President and Assistant Secretary	Senior Vice President, General Counsel
Annuity Investors Life Insurance Company	Secretary and Chief Compliance Officer
P.O. Box 5423	Annuity Investors Life Insurance Company
Cincinnati, Ohio 45201-5423	P.O. Box 5423
(Name and Address of Agent for Service)	Cincinnati, Ohio 45201-5423

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	on April 18, 2022 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of Interest in Annuity Investors Variable Account B under
The Commodore Spirit® Individual and Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE SPIRIT®

PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

PROSPECTUS DATED APRIL [    ], 2022

This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the “Contracts.” Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts.

The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The offering of the Contracts to new purchasers has been suspended. However, existing Contract owners may continue to make additional Purchase Payments.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”).

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ADDITIONAL INFORMATION ABOUT CERTAIN INVESTMENT PRODUCTS, INCLUDING VARIABLE ANNUITIES, HAS BEEN PREPARED BY THE SECURITIES AND EXCHANGE COMMISSION’S STAFF AND IS AVAILABLE AT INVESTOR.GOV.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•	Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

****************************************

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THE CONTRACTS AS DESCRIBED IN THIS PROSPECTUS UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT RELATING TO THE CONTRACTS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE CONTRACTS AND IS NOT SOLICITING AN OFFER TO BUY THESE CONTRACTS IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

TABLE OF CONTENTS [to be updated by amendment]

Required Distributions	49
DELIVERY OF DOCUMENTS TO CONTRACT OWNERS	50
FINANCIAL STATEMENTS	50
APPENDIX B: TRANSFER RESTRICTIONS	54
APPENDIX C: DEATH BENEFIT AMOUNT (VERSION 2E)	56
APPENDIX D: CLOSED SUBACCOUNTS	57
THE REGISTRATION STATEMENT	57
How Do I Contact the Company?	57
STATEMENT OF ADDITIONAL INFORMATION	57
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available.	57
Copies of the Statement of Additional Information dated April 30, 2021 are available without charge	57
• To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423	57
• You may also call us at 1-800-789-6771 or visit us at our web site www.gaig.com to request a copy	57
Annuity Investors Variable Account B	57
Request for Statement of Additional Information	57
Name:	57
Address:	57
City, State, Zip:	57

DEFINITIONS

The capitalized terms defined in this section will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the section of this prospectus where they are primarily used.

Account Value. The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.

Accumulation Period. The period during which Purchase Payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Commencement Date.

Accumulation Unit. A share of a Subaccount that an Owner purchases during the Accumulation Period.

Accumulation Unit Value. The value of an Accumulation Unit at the end of a Valuation Period.

The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Annuity Commencement Date. The first day of the first payment interval for which an annuity benefit payment is to be made. For tax-qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.

Benefit Payment Period. The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit. A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value. The value of a Benefit Unit at the end of a Valuation Period.

The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar benefit payments.

CDSC. Contingent deferred sales charge.

Company. Annuity Investors Life Insurance Company. The words “we” “us” and “our” also refer to the Company.

Death Benefit Commencement Date. The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum. The Beneficiary designates the Death Benefit Commencement Date when filing a claim by Written Request. It can be no earlier than the date that we have received at our administrative office both Due proof of the death of the Owner and a claim in Good Order with instructions as to the form of the Death Benefit.

Death Benefit Valuation Date. The date the death benefit is valued. It is the date that the Company receives at its administrative office both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

Good Order. We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Asset Value. The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.

Net Investment Factor. The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. For purposes of this prospectus, references to the Owner mean the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself.) The words “you” and “your” also refer to the Owner.

Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests.

Purchase Payments. An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.

SEC. Securities and Exchange Commission.

Separate Account. Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio.

Surrender Value. At any time, the Surrender Value is the Account Value as of the end of the applicable Valuation Period minus the CDSC that would apply upon a surrender; the outstanding balance of any loans; and any applicable premium tax or other taxes not previously deducted. On full surrender, the contract maintenance fee will also be deducted from the Surrender Value.

Tax-Qualified Contract. A contract that is intended to qualify for special tax treatment for retirement savings. The Contract specifications page indicates whether this Contract is a Tax-Qualified Contract.

Valuation Date. A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Additional Details. The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: variable account value, fixed account value, Accumulation Unit Values; and Benefit Unit Values.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals

If you withdraw money from your Contract within 7 years of your most recent purchase payment, you will be assessed a contingent deferred sales charge (“CDSC”) of up to 7% of the amount withdrawn.

For example, if you make a withdrawal within 7 years of your most recent purchase payment, you could pay a CDSC of up to $7,000 on a $100,000 investment.

Fee Table Charges and Deductions
Transaction Charges	In addition to the CDSC, you will be charged a $25 transfer fee for each transfer between investment options in excess of 12 in any Contract Year. You may also be charged an annual automatic transfer program fee and an annual systematic withdrawal fee.	Fee Table Charges and Deductions
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contact specifications page for information about the specific fees you will pay each year based on the options you have elected.	Fee Table Charges and Deductions Appendix A

Annual Fee	Minimum		Maximum
Base Contract	$30		$30
Investment Options (Portfolio Fees and Expenses)	[	]%	[	]%
Optional benefits available for an additional charge (for a single option benefit, if elected)	0.40%[1]		1.20%[2]

1.	As a percentage of Benefit Base Amount. This charge is for the least expensive optional benefit.
2.	As a percentage of Benefit Base Amount. This charge is for the most expensive optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost: $[ ]	Highest Annual Cost: $[ ]

Assumes • Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio fees • No optional benefits • No CDSC charges • No additional purchase payments, transfers or withdrawals

Assumes

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of optional benefits and Portfolio fees

•   No CDSC charges

•   No additional purchase payments, transfers or withdrawals

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract including loss of principal.	PRINCIPAL RISKS

Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract provides tax deferral on earnings which makes it more beneficial as a long-term investment.	PRINCIPAL RISKS
Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g. Portfolios). Each investment option, including the Fixed Account, will have its own unique risks. You should review the investment options before making an investment decision.

PRINCIPAL RISKS

Insurance Company Risks	An investment in the Contract is subject to the risks related to the Company. Any obligations (including obligations under the Fixed Account), guarantees, or benefits are subject to the claims paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling 1-800-789-6771.	PRINCIPAL RISKS

RESTRICTIONS
Investments

Certain Portfolios are no longer available as investment options. Transfers are subject to restrictions as to amount and timing. The Company reserves the right to remove or substitute Portfolios as investment options.

APPENDIX A TRANSFERS

Optional Benefits	• Optional benefits are no longer available • Withdrawals will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value	GUARANTEED WITHDRAWAL RIDERS APPENDIX C

TAXES
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract. There is no additional tax benefit to you if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Generally, withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

FEDERAL TAX MATTERS

CONFLICTS OF INTEREST
Investment Professional Compensation

Some investment professionals may receive compensation for selling the Contract to you. The compensation is typically paid as a commission calculated as a percentage of the purchase payments received for a Contract. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.

DISTRIBUTION OF THE CONTRACTS

Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own your existing Contract.	DISTRIBUTION OF THE CONTRACTS

OVERVIEW OF THE CONTRACT

Purpose

The Contracts offer you the opportunity to participate in the market on a tax deferred basis through investment options you choose while also providing a death benefit. The Portfolios and the Fixed Account are the investment options available. The Contracts are appropriate for investors who want a long-term investment or retirement savings.

Phases of the Contracts

The Accumulation Period and the Benefit Payment Period are the two phases of the Contracts.

Accumulation Period. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

Benefit Payment Period. When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected. During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period. After the Contract is annuitized, you will no longer be able to make a withdrawal from the Contract and the Death Benefit will terminate.

Additional information about each Portfolio is provided in Appendix A to this prospectus.

Contract Features

•	Annuity Benefit. When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

•	Death Benefit. A Death Benefit will be paid under the Contract if the Owner dies during the Accumulation Period.

•

Withdrawal or Surrender. An Owner may take a withdrawal or surrender a Contract during the Accumulation Period subject to certain restrictions and charges. A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.

•

Contract Loans. An Owner may be able to borrow money if a Contract has a loan provision. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. We will charge interest on any loans taken. See the Contract Loans section of this prospectus for more information.

•	Optional Benefits. Contracts issued before June 1, 2009 included optional living benefit riders for additional charges. These riders are no longer available.

•	Automatic Transfer Programs. During the Accumulation Period, an owner may enroll in automatic transfer programs such as Dollar Cost Averaging, Portfolio Rebalancing, and Interest Sweep.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Table A: Transaction Expenses

The first table describes the fees and expenses you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Account value between investment options. State premium taxes may also be deducted.

	Current	Maximum
Maximum Contingent Deferred Sales Charge (as to Purchase Payments only)(1)	7.00%	7.00%
Transfer Fee(2)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30

Loan Interest Spread(3)	3.00%	7.00%

(1)

The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.

(2)	The transfer fee currently applies to transfers in excess of 12 in any contract year.
(3)

Generally, we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral may be as low as 1%, depending on the Contract, the maximum loan interest spread is 7%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest rate spread will be higher than 7%.

Table B: Annual Contract Expenses

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).

If you previously purchased an optional benefit, you will pay additional charges, as shown below.

	Standard Version	Enhanced Group Version	Enhanced Group Version with Administration Charge Waived
Annual Contract Maintenance Fee	$30	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%	0.95%	0.95%
Administration Charge	0.15%	0.15%	0.00%
Total Separate Account Annual Expenses	1.40%	1.10%	0.95%
Optional Benefit Expenses(1)
Enhanced Death Benefit Separate Account Annual Expenses (Issue Age 65 and younger)		N/A	N/A
Mortality and Expense Risk Charge	1.35%
Administration Charge	0.15%
Total Separate Account Annual Expenses	1.50%
Enhanced Death Benefit Separate Account Annual Expenses (Issue Age over 65 and under 79)		N/A	N/A
Mortality and Expense Risk Charge	1.50%
Administration Charge	0.15%
Total Separate Account Annual Expenses	1.65%
Guaranteed Lifetime Withdrawal Benefit Rider Charge (as a percentage of Benefit Base Amount)
maximum charge	1.20%	1.20%	1.20%
current charge	0.55%	0.55%	0.55%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge (as a percentage of Benefit Base Amount)
maximum charge	1.20%	1.20%	1.20%
current charge	0.70%	0.70%	0.70%
Guaranteed Minimum Withdrawal Benefit Rider (as a percentage of Benefit Base Amount)
maximum charge	1.00%	1.00%	1.00%
current charge	0.40%	0.40%	0.40%

(1)	The optional benefits listed are no longer available for purchase.

All contract owners may receive the standard version of the Contract. Certain groups that meet higher underwriting or other criteria may be eligible to obtain the enhanced group version of the Contract. When we also expect to incur reduced administrative expenses, we may also waive the Administration Charge.

If you surrender your Contract, we will apply the contract maintenance fee at that time.

Table C: Annual Portfolio Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets, including management fees, distribution and/or 12b-1 fees, and other expenses. A complete list of Portfolios available under the Contract, including their annual expenses, may be found in Appendix A.

Minimum	Maximum
[ ]%	[	]%

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Transaction expenses (described in Table A above), the Annual Contract expenses (described in Table B above), and Annual Portfolio expenses (described in Table C above).

Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Contract with Optional Benefit Rider, Highest Possible Separate Account Charges, and Maximum Fund Operating Expenses

Assumptions

•	You purchased a Contract with an Enhanced Death Benefit when you were over age 65, you invest $100,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.65%), and the maximum Portfolio expenses ([ ]%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year			3 years			5 years			10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$	[	]	$	[	]	$	[	]	$	[	]
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. In this case, your costs would be:	$	[	]	$	[	]	$	[	]	$	[	]

Example 2: Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $100,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the maximum Portfolio expenses ([ ]%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$[ ]	$[ ]	$[ ]	$[ ]
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. In this case, your costs would be:	$[ ]	$[ ]	$[ ]	$[ ]

Example 3: Contract with Maximum Fund Operating Expenses

Assumptions

•	You invest $100,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the maximum Portfolio expenses ([ ]%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year			3 years			5 years			10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$	[	]	$	[	]	$	[	]	$	[	]
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. In this case, your costs would be:	$	[	]	$	[	]	$	[	]	$	[	]

Example 4: Contract with Minimum Fund Operating Expenses

Assumptions

•	You invest $100,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the minimum Portfolio expenses ([ ]%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$[ ]	$[ ]	$[ ]	$[ ]

We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

	$[ ]	$[ ]	$[ ]	$[ ]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

•	The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

•	We may not be able to pay claims related to the annuity or death benefits.

•	A contingent deferred sales charge may apply if you withdraw money from your Contract or surrender your Contract.

•	A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.

•	The Contracts are unsuitable as a short-term savings vehicles.

THE PORTFOLIOS

The Separate Account is divided into Subaccounts. Each Subaccount invests in a Portfolio. Information regarding each Portfolio, including its name, its type (e.g. money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, its investment adviser and any subadviser, current expenses and performance is available in Appendix A to this prospectus.

The prospectus of each Portfolio contains more complete information about its investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

THE FIXED ACCOUNTS

The available fixed investment options are:

•	Fixed Accumulation Account Option

•	Fixed Account Option One-Year Guarantee Period

•	Fixed Account Option Three-Year Guarantee Period

•	Fixed Account Option Five-Year Guarantee Period

•	Fixed Account Option Seven-Year Guarantee Period

Note: Currently, you may not allocate Purchase Payments or transfer amounts to the Fixed Account Option One-Year Guarantee Period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.

Fixed Accumulation Account

Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

Fixed Account Options with Guarantee Periods

Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next five years.

Renewal of Fixed Account Options with Guarantee Periods. At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time.

The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the annuity commencement date (the “latest date”).

If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the “latest date.” If the guarantee period extends beyond the “latest date,” the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the “latest date” or, failing that, the Fixed Accumulation option.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period. At the end of the five-year guarantee period, the “latest date” will occur in nine years. You do not elect a new option. The $5,000 is re-allocated to the Fixed Account Option Five-Year Guarantee Period for another five years. At the end of second five-year guarantee period, the “latest date” will occur in four years. Once again, you do not elect a new option. The $5,000 cannot be re-allocated to the Fixed Account Option Five-Year Guarantee Period because the five-year guarantee period will extend beyond the “latest date.” No Fixed Account option with a shorter guarantee period is then available. The $5,000 is re-allocated to the Fixed Accumulation Account option.

PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS

Overview

Each Contract allows for an Accumulation Period during which Purchase Payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus. The telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation

Period through surrenders or withdrawals, systematic withdrawals, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.

Purchase Payments

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are set out in the table below.

	Tax-Qualified	Non-Tax-Qualified
Minimum initial Purchase Payment	$2,000	$5,000
Minimum monthly payments under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single Purchase Payment	$65,000 or Company approval	$65,000 or Company approval
Maximum total Purchase Payments	$500,000 or Company approval	$500,000 or Company approval

The Company reserves the right to increase or decrease the minimum initial Purchase Payment or minimum Purchase Payment under a periodic payment program, the minimum allowable additional Purchase Payment, or the maximum single Purchase Payment, at its discretion and at any time, where permitted by law. The Company may, in its sole discretion, restrict or prohibit the allocation of Purchase Payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Processing of Purchase Payments. Each Purchase Payment will be applied by the Company to the credit of the Owner’s account.

•

If the application or order ticket form is in Good Order, the Company will apply the initial Purchase Payment to the Owner’s account within two business days of receipt of the Purchase Payment at the Company’s administrative office.

•

If the application or order ticket form is not in Good Order, the Company will attempt to get the application or order ticket form in Good Order within five business days. If the application or order ticket form is not in Good Order at the end of this period, the Company will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically gives the Company consent to keep the Purchase Payment until the application or order ticket form is in Good Order. Once the application or order ticket form is in Good Order, the Purchase Payment will be applied to the Owner’s account within two business days.

Each additional Purchase Payment is credited to a Contract as of the Valuation Date on which the Company receives the Purchase Payment and any related allocation instructions in Good Order at its administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after the Company receives the Purchase Payment and related allocation instructions in Good Order at its administrative office.

Unforeseen Processing Delays. We are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While many of our employees and the employees of our service providers are able to work remotely, those remote work arrangements may result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate Accumulation Unit Values, or have other possible negative impacts. There can be no assurance that our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

Investment Options—Allocations

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. The current restrictions on allocations are set out in the table below. The Company may, in its sole discretion, restrict, delay or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to a Fixed Account option with a guarantee period	$2,000 No amounts may be allocated to a guarantee period option that would extend beyond the Annuity Commencement Date.

Restrictions on allocations to either Five-Year Guarantee Interest Rate Option or Seven-Year Guarantee Interest Rate Option	For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, amounts may be allocated to the Five-Year Guarantee Interest Rate Option and the Seven-Year Guarantee Interest Rate Option only during the first contract year.

Restrictions on allocations during right to cancel period	No current restrictions; however, the Company reserves the right to require that Purchase Payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

Principal Guarantee Program. An Owner may elect to have the Company allocate a portion of a Purchase Payment to the Fixed Account Option Seven-Year Guarantee Period (the “Seven Year Option”) such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total Purchase Payment (so long as there are no surrenders or withdrawals or loans from the Contract). The Company determines the portion of the Purchase Payment that must be allocated to the Seven Year Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the Purchase Payment after seven years. The remainder of the Purchase Payment will be allocated according to the Owner’s instructions. The minimum Purchase Payment eligible for the principal guarantee program is $5,000. The principal guarantee program is only available during the first contract year.

Example: You make one Purchase Payment of $100,000 and you elect the principal guarantee program. At the time of your purchase, the interest rate for the Seven Year Option is 3.75%. We allocate $77,282.87 to the Seven Year Option. You allocate the remaining $22,717.13 to a variable investment option. The $77,282.87 allocated to the Seven Year Option earns interest at an annual rate of 3.75%. The variable investment option performs poorly and, for the seven-year period, has a return of -5%.

•

Because you selected the principal guarantee program, the $77,282.87 allocated to the Seven Year Option grows to $100,000 after seven years. On the other hand, you lose $1,135.86 (-5% x $22,717.13) in the variable option during the seven-year period. The $22,717.13 allocated to the variable option declines to $21,581.27 ($22,717.13 - $1,135.86). As a result, your account value is $121,581.27 ($100,000 + $21,581.27) after seven years.

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If you did not select the principal guarantee program and allocated all of your Purchase Payment to the variable option, your account would have a –5% return for the seven-year period. In this case, you would lose $5,000 (-5% x $100,000) and your account value would be $95,000 ($100,000 - $5,000) after seven years.

	With Principal Guarantee Program		Without Principal Guarantee Program
	At time of purchase	After 7 years	At time of purchase	After 7 years
Seven Year Option	$77,282.87	$100,000.00	$0	$0
Variable Option	$22,717.13	$21,581.27	$100,000	$95,000

Account Value	$100,000.00	$121,581.27	$100,000	$95,000

The amount that must be allocated to the Seven Year Option under the principal guarantee program varies based on the interest rate in effect at the time of the Purchase Payment.

•	A higher interest rate means that a smaller portion of the Purchase Payment must be allocated to the Seven Year Option.

•	A lower interest rate means that a larger portion of the Purchase Payment must be allocated to the Seven Year Option.

CHARGES AND DEDUCTIONS

Overview

There are two types of charges and deductions assessed by the Company.

•	Charges and deductions we assess against your Contract

•	Charges and deductions we assess against the Separate Account

Charges and Deductions Assessed Against Your Contract

There are charges assessed to the Contract that are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees, and premium taxes, where applicable.

Contingent Deferred Sales Charge (“CDSC”)	Purpose of Charge: Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each Purchase Payment withdrawn from the Contract depending on number of years elapsed between the date of receipt of the Purchase Payment and the date written request for withdrawal or surrender is received. The CDSC is calculated as a percentage of the Purchase Payment withdrawn or surrendered.

Number of full years elapsed	0	1	2	3	4	5	6	7 +
CDSC	7%	6%	5%	4%	3%	2%	1%	0%

When and How Deducted	On surrenders or withdrawals of Purchase Payments, not earnings, during Accumulation Period. For purposes of calculating the CDSC, we process withdrawals and surrenders against Purchase Payments in the order in which we received the Purchase Payments.

Waivers

•  Free withdrawal privilege. See the Surrender and Withdrawals section of this prospectus for information.

•  In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•  Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

•  If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (1) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (2) after Contract has been in force 10 years or more.

•  Long-term care waiver rider. See the Surrender and Withdrawals section of this prospectus for information.

•  If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

•  See Stepped Up Account Value. See the Step Up in Account Value for Successor Owner section of this prospectus for information.

•  Where required to satisfy state law or required for participation in certain retirement plans.

Deduction for Contingent Deferred Sales Charge When You Take a Withdrawal. Unless you instruct us otherwise, any contingent deferred sales charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

Contract Maintenance Fee	Purpose of Charge: Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When and How Deducted	During the Accumulation Period, the charge is deducted pro rata from amounts invested in the Subaccounts on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

Waivers

•  During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due (individual contracts only).

•  During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

•  In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•  During the Benefit Payment Period where required to satisfy state law.

Transfer Fee	Purpose of Charge: Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that the Company would impose on a transfer is $30.

When and How Deducted	During the Accumulation Period, the fee is deducted from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Premium Taxes. Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time Purchase Payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Expenses Related to Loans. If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus.

Charges and Deductions Assessed Against Your Separate Account

There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the administration charge and the mortality and expense risk charge.

Administration Charge	Purpose of Charge: Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge	Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to make benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	When the Company expects to incur reduced sales and servicing expenses with respect to a group contract, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “Enhanced Group Versions” of the Contract. The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002615% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%.

Expenses of the Portfolios. In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses, which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

Optional Benefit Charges

Living Benefit Riders

Contracts issued before June 1, 2009 included optional withdrawal riders for an additional charge as set out below.

RIDER NAME	Separate Account Annual Expense
	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit	0.40%	1.00%

The current charges set out in the table are the Rider charges as of [    ], 2022. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

Only one of these optional Riders may be activated and in effect at any point in time.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You can no longer activate either of these Riders.

If you activated one of these Riders, your investment options are limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activated one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. See the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit sections of this prospectus.

After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

Enhanced Death Benefit. Some individual contract issued in certain states after November 11, 2000 included an enhanced death benefit for an additional charge. See the Death Benefits section and Appendix C of this prospectus.

Maximum Charges and Deductions

Except as indicated above, the Company will never charge more to a Contract than the fees and charges described above, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus if, in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Discretionary Waiver of Charges

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

TRANSFERS

If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, between Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer at its administrative office. Transfers to a Subaccount will be processed at the next Accumulation Unit Value calculated after the Company receives the transfer request in Good Order at its administrative office. The Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Current Restrictions on Transfers. The current restrictions on transfers are set out in the table below.

Minimum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified

Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less than $1,000

Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum transfer to Fixed Accumulation Account	None

Minimum transfer to Fixed Account option with guarantee period	$2,000 No amounts may be transferred to a guarantee period option that would extend beyond the Annuity Commencement Date.

Maximum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified

Maximum transfer from Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option’s value as of the most recent Contract anniversary.

Maximum transfer from maturing Fixed Account option with guarantee period	The amount contained in the maturing Fixed Account option with guarantee period.

Maximum transfer from non-maturing Fixed Account option with guarantee period	During any contract year, 20% of the Fixed Account option’s value as of the most recent Contract anniversary without penalty.

Timing Restrictions	Tax-Qualified and Non-Tax-Qualified

Timing restrictions on transfers from Fixed Account options

•  Transfers from Fixed Account options may not be made prior to first Contract anniversary.

•  Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.

Timing restrictions on transfers to Fixed Account option with guarantee period	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be transferred to the Three-Year Guarantee Interest Rate Option only during the first contract year.

How to Request a Transfer. Currently, instead of placing a request in writing, an Owner may place a request to transfer all or part of the Account Value by telephone or facsimile. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-768-5115 between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone or facsimile upon 10 days’ written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that are not in Good Order or that the Company reasonably believes are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone or facsimile instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

Automatic Transfer Programs. During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes

Dollar Cost Averaging Note

Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Note Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guarantee Interest Rate Option if the Principal Guarantee Program is selected.

Changes in or Termination of Automatic Transfer Programs. The Owner may terminate any of the automatic transfer programs at any time but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at 1-800-789-6771, by U.S. or overnight mail, or by facsimile at 513-768-5115. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

Restrictions on Transfers Relate to Active Trading Strategies. Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.

Appendix B to this prospectus contains more information about the processes and restrictions.

WITHDRAWALS AND SURRENDERS

An Owner may take a withdrawal or surrender a Contract during the Accumulation Period. A contingent deferred sales charge (CDSC) may apply to a withdrawal or a surrender.

Unless you instruct us otherwise, any CDSC that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the CDSC rate is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

Restrictions and Charges on Withdrawals and Surrenders. The restrictions and charges on withdrawals and surrenders are set out in the table below.

Minimum amount of withdrawal	$500

Minimum remaining Surrender Value after withdrawal	$500

Contract maintenance fee on surrender	$30 (no CDSC applies to fee)

Contingent deferred sales charge	Up to 7% of Purchase Payments

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)

Amount available for withdrawal or surrender (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)

•  Tax-Qualified Contract: Account Value, subject to tax law or employer plan restrictions on withdrawals or surrenders

•  Non-Tax-Qualified Contract: Account Value, subject to employer plan restrictions on withdrawals

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	• First from accumulated earnings (no CDSC applies); and • Then from Purchase Payments in the order in which we receive them (CDSC may apply)

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request unless the Owner requests that the withdrawal be from a specific investment option.

A withdrawal or surrender is effective on the Valuation Date during which the Company receives the request at its administrative office and will be processed at the next Accumulation Unit Value calculated after the Company receives the request in Good Order at its administrative office. Payment may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Processing and payment from a Fixed Account option may be delayed for up to six months after receipt of the request as allowed by state law. If the Company delays processing and payment, it will comply with the applicable state law. Payment from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege. During the first contract year, the Company will waive the CDSC on an amount equal to not more than 10% of all Purchase Payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (1) accumulated earnings (Account Value in excess of Purchase Payments); or (2) 10% of the Account Value as of the last Contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

Long-Term Care Waiver Rider. If the Long-Term Care Waiver Rider is available in your state, it is automatically provided with your Contract. If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first Contract anniversary. There is no charge for this rider.

Systematic Withdrawal

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. For systematic withdrawals, the minimum monthly withdrawal amount is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization but will result in different taxation of payments and a potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. The Company may make loans to Owners of certain tax-qualified Contracts.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the Fixed Accumulation Account option. The collateral will earn a fixed rate of interest applicable to loan collateral, which will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•

Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 1%, the maximum loan interest spread is 7%.

•	Because we are currently charging 6% interest on loans and we are crediting 3% interest on collateral, the current loan interest spread is 3%.

•

A plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum loan interest spread will be higher than 7% and the current loan interest spread will be higher than 3%.

Any unpaid interest will be added to the loan. As a result, it will be compounded and be part of the loan.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment.

Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would have increased if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

The Death Benefit Amount will be reduced by the amount of any outstanding loans.

ANNUITY BENEFIT

Annuity Commencement Date. You may designate the date that annuity payments will begin and may change the date up to 30 days before annuity payments are scheduled to begin. The Annuity Commencement Date generally must be no later than the Contract anniversary following your 85th birthday or five years after the Contract’s effective date, whichever is later. It can be later only if we agree. You will not be able to withdraw any Contract value amounts after the annuity commencement date.

Annuity Benefit Amount. The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period.

Form of Annuity Benefit Payments. The Owner may select any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to payments for the life of the Annuitant with 10 years of payments assured, as described in the Settlement Options section of this prospectus. For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, these payments will be a combination of variable and fixed dollar payments. For all other Contracts, these payments will be fixed dollar payments.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes the information about the benefits available under the contract.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Current Charges	Brief Description of Restrictions/ Limitations
Dollar Cost Averaging	Allows owner to set up monthly or quarterly automatic transfers to Subaccounts	Standard	No charge	N/A	• Transfers cannot be made to Fixed Account option • Subject to minimum account value and minimum transfer amount
Portfolio Rebalancing	Allows owner to automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account	Standard	No charge	N/A	• Subject to minimum Account Value
Interest Sweep	Allows owner to automatically transfer income from a Fixed Account to a Subaccount	Standard	No charge	N/A	• Subject to minimum Fixed Account Balance and maximum transfer amount
Systematic Withdrawal	Allows Owner to automatically withdraw money from Contract	Standard	No charge	N/A	• Only available during the Accumulation Period • Subject to minimum Account Value and minimum withdrawals
Death Benefit Version 1	Pays a Death Benefit Amount if the Owner dies during the Accumulation Period	Standard	No charge	N/A	• withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal
Death Benefit Version 2	Pays a Death Benefit Amount if the Owner dies during the Accumulation Period	Standard	No charge	N/A	• Withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal
Death Benefit Version 2E with Enhanced Death Benefit (Issue Age over 65 and under 79)(1)	The optional Enhanced Death Benefit Amount will be based on greatest of: 1) Account Value on the Death Benefit Valuation date 2) Enhanced Minimum Death Benefit or 3) Enhanced Historic High Value	Optional	1.65% of the average value of Owner’s interest in Subaccounts	1.65% of the average value of Owner’s interest in Subaccounts	• Withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal
Death Benefit Version 2E with Enhanced Death Benefit (Issue Age 65 or younger)(1)	The optional Enhanced Death Benefit Amount will be based on greatest of: 1) Account Value on the Death Benefit Valuation date 2) Enhanced Minimum Death Benefit or 3) Enhanced Historic High Value	Optional	1.50% of the average value of Owner’s interest in Subaccounts	1.50% of the average value of Owner’s interest in Subaccounts	• Withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal
Death Benefit Version 3	Pays a Death Benefit Amount if the Owner dies during the Accumulation Period	Standard	No charge	N/A	• Withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal
Guaranteed Lifetime Withdrawal Benefit Rider(1)	Provides a lifetime withdrawal benefit up to a certain amount each year	Optional	1.20% (of Benefit Base Amount)	0.55% (of Benefit Base Amount)	• Only available with Contracts issued before June 1, 2009 • You may not have this benefit and another withdrawal benefit rider in effect at the same time
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge(1)	Provides a lifetime withdrawal benefit up to a certain amount each year	Optional	1.20% (of Benefit Base Amount)	0.70% (of Benefit Base Amount)	• Only available with Contracts issued before June 1, 2009 • You may not have this benefit and another withdrawal benefit rider in effect at the same time
Guaranteed Minimum Withdrawal Benefit Rider(1)	Provides a minimum withdrawal benefit up to a certain amount each year	Optional	1.00% (of Benefit Base Amount)	0.40% (of Benefit Base Amount)	• Only available with Contracts issued before June 1, 2009 • You may not have this benefit and another withdrawal benefit rider in effect at the same time
Long Term Care Waiver Rider	Surrender or withdrawal may be made without a CDSC if Owner confined to qualifying licensed hospital or long-term care facility for at least 90 days	Standard	No charge	N/A	• Only available in certain states

(1)	NO LONGER AVAILABLE FOR PURCHASE

DEATH BENEFIT

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse (or civil union partner/domestic partner in applicable states) becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal.

Death Benefit Amount

The calculation of the Death Benefit Amount depends on the form of individual Contract that you received, or the form of the master group Contract that was issued. The different forms contain provisions that affect the way the Death Benefit Amount is calculated.

The charts in the sections below are intended to help you identify the version of the Death Benefit that applies to your Contract. If you have questions about which version of the Death Benefit applies, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Individual Contracts. If you own an individual Spirit Contract, you can determine whether Version 1, Version 2 or Version 3 applies to your Contract by matching your contract and endorsement form numbers to the form numbers in the chart below.

Form Numbers for Individual Contracts	Issue Dates
Death Benefit Version 1 A801-BD(Q Rev. 3/97)-3 with no death benefit endorsement A801-BD(NQ Rev. 3/97)-3 with no death benefit endorsement	Applies to all individual contracts issued before November 11, 2000, and to contracts in certain states after that date

Death Benefit Version 2 and Version 2E

A801-BD(Q Rev. 3/97)-3 with 2000 Death Benefit Endorsement (E1802100NW)

A801-BD(NQ Rev. 3/97)-3 with 2000 Death Benefit Endorsement (E1802100NW)

Note: Death Benefit Version 2E will apply to your Contract only if you selected the optional enhanced death benefit when you purchased your Contract.

Applies to individual contracts issued in certain states after November 11, 2000

Death Benefit Version 3 A801-BD(Q Rev. 3/97)-3 with 2003 Death Benefit Endorsement (E1807503NW) A801-BD(NQ Rev. 3/97)-3 with 2003 Death Benefit Endorsement (E1807503NW) P1809003NW P1809103NW	Applies to most individual contracts issued on or after June 1, 2003

Group Contracts. If you are the owner of a master group Spirit Contract, you can determine whether Version 1 or Version 3 applies to your group Contract by matching your master group contract and endorsement form numbers to the form numbers in the chart below.

If you are a participant under a master group Spirit Contract, the version of the Death Benefit that applies to the master group Contract also applies to your certificate. If you have questions about which version of the Death Benefit applies, you may contact the owner of the master group Contract, or you may contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423 or call us at 1-800-789-6771.

Note: If a certificate was issued to a participant on or after June 1, 2003, the date on which the certificate was issued does not determine which version of the Death Benefit applies.

Form Numbers for Master Group Contracts	Issue Dates
Death Benefit Version 1 G801-BD(97)-3 with no death benefit endorsement G801-BD(04)-3 with no death benefit endorsement	Applies to all master group Contracts issued before June 1, 2003, and to certain master group Contracts issued after that date, and to all certificates issued to participants under those particular master group Contracts

Death Benefit Version 3 G801-BD(97)-3 with 2003 Death Benefit Endorsement (E2007803NW) G801-BD(97)-3 with 2003 Death Benefit Endorsement (E2008003NW) P20086003NW	Applies to certain master group Contracts issued on or after June 1, 2003, and all certificates issued to participants under those particular master group Contracts

Death Benefit Amount (Version 1)

Scenario A: If you die before age 80 and before the Annuity Commencement Date, the death benefit will be based on the largest of the following three amounts:

1)	The Account Value on the Death Benefit Valuation Date;

2)	The total Purchase Payment(s), with interest at three percent (3%) per year compounded annually, less any withdrawals and any contingent deferred sales charges that applied to those amounts; or

3)

The largest Account Value on any Contract anniversary after the fourth Contract anniversary and prior to the Death Benefit Valuation Date, less any withdrawals after such Account Value was determined and any contingent deferred sales charges that applied to those amounts.

Scenario B: If you die after age 80 and before the Annuity Commencement Date, the death benefit will be based on the largest of the following three amounts:

1)	The Account Value on the Death Benefit Valuation Date;

2)

The total Purchase Payment(s), with interest at three percent (3%) per year compounded annually through the Contract anniversary prior to your 80th birthday, less any withdrawals and any contingent deferred sales charges that applied to those amounts; or

3)

The largest Account Value on any Contract anniversary after the fourth Contract anniversary and prior to your 80th birthday, less any withdrawals after such Account Value was determined and any contingent deferred sales charges that applied to those amounts.

Scenario C: If your Contract was issued to you after age 80 and you die before the Annuity Commencement Date, the death benefit will be based on the greater of:

1)	The Account Value on the Death Benefit Valuation Date; or

2)	The total Purchase Payment(s), less any withdrawals and any contingent deferred sales charges that applied to those amounts.

The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Example of Determination of Death Benefit Amount for Version 1—Scenario A. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 1 Death Benefit amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “largest Account Value” is $140,000,

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000, and

•	the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

It also assumes that, for purposes of calculating the Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $42,576, which represents interest at an annual effective rate of 3% for 15 years.

Step One: Calculate the Purchase Payment amount, increased by interest and reduced for withdrawals.

Purchase Payments	$100,000
Plus interest	+ 42,576

Purchase Payments increased by interest	142,576
Less reduction for withdrawals	– 10,000

Purchase Payments increased by interest and and reduced for withdrawals	$132,576

Step Two: Calculate the largest Account Value amount, reduced for withdrawals.

Largest Account Value	$140,000
Less reduction for withdrawals	– 10,000

Largest Account Value reduced for withdrawals	$130,000

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• reduced Purchase Payments, increased by interest	$132,576
• reduced largest Account Value	$130,000

Immediately after the withdrawal, the reduced Purchase Payments plus interest of $132,576 is greater than the reduced largest Account Value of $130,000 and the Account Value of $80,000, so the Death Benefit amount would be $132,576.

Death Benefit Amount (Version 2)

The Death Benefit will be based on the greatest of:

1)	the Account Value on the Death Benefit Valuation Date; or

2)	the Minimum Death Benefit; or

3)	the Historic High Value;

The reduction for a withdrawal will be the same percentage as the percentage reduction in the Account Value. A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Minimum Death Benefit. The Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for withdrawals, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

•	If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 3%, to the Death Benefit Valuation Date.

•	If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 3%, to the Contract anniversary prior to the 80th birthday.

•	No interest will be added if the Owner was Age 80 before this Contract was issued.

Historic High Value. The Historic High Value is equal to the High Value, reduced proportionally for withdrawals taken after the High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

High Value. The High Value is the largest Account Value on the fifth or any subsequent Contract anniversary, but before the Death Benefit Valuation Date and prior to Age 80. If this Contract was issued after the Owner’s 75th birthday, there is no High Value. This means there is no Historic High Value.

Example of Determination of Death Benefit Amount for Version 2. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 2 Death Benefit amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “High Value” is $140,000,

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000; and

•	the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

It also assumes that, for purposes of calculating the Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $42,576, which represents interest at an annual effective rate of 3% for 15 years.

Step One: Calculate the proportional reduction in the Purchase Payment amount.

Step Two: Calculate the Minimum Death Benefit (reduced Purchase Payment amount, increased by interest).

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	88,889
Plus interest	+ 42,576

Minimum Death Benefit	$131,465

Step Three: Calculate the proportional reduction in the High Value.

Step Four: Calculate the Historic High Value amount, which is the same as the reduced High Value amount.

High Value	$140,000
Less proportional reduction for withdrawals	– 15,556

Historic High Value	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• Minimum Death Benefit	$131,465
• Historic High Value	$124,444

Immediately after the withdrawal, the Minimum Death Benefit of $131,465 is greater than the Historic High Value of $124,444 and the Account Value of $80,000, so the Death Benefit amount would be $131,465.

Death Benefit Amount (Version 2E)

See Appendix C for information about Death Benefit Amount (Version 2E).

Death Benefit Amount (Version 3)

The	Death Benefit will be based on the greatest of:

1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total of all your Purchase Payments, reduced proportionally for partial surrenders; or

3)	the Historic High Value.

The reduction for a withdrawal will be the same percentage as the percentage reduction in the Account Value. A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total account value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Historic High Value. The Historic High Value is equal to the lesser of (1) 200% of the total Purchase Payments, reduced proportionally for withdrawals; and (2) the High Value, reduced proportionally for withdrawals taken after the High Value was reached.

High Value. The High Value is the largest Account Value on the fifth or any subsequent Contract anniversary, but before the Death Benefit Valuation Date and prior to Age 65.

•	If the Contract was issued after the Owner’s 60th birthday, there is no High Value.

•	If the Death Benefit Valuation Date is before the fifth Contract anniversary, then there is no High Value.

•	If there is no High Value then there is no Historic High Value.

Example of Determination of Death Benefit Amount for Version 3. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 3 Death Benefit amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “High Value” is $140,000,

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000, and

•	the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

Step One: Calculate the proportional reduction in the Purchase Payments.

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Calculate the proportional reduction in the High Value.

Step Four: Calculate the reduced High Value amount.

High Value	$140,000
Less proportional reduction for withdrawals	– 15,556

High Value reduced for withdrawals	$124,444

Step Five: Calculate the proportional reduction in the 200% Purchase Payment amount.

Step Six: Calculate the reduced 200% Purchase Payment amount.

200% Purchase Payments	$200,000
Less proportional reduction for withdrawals	– 22,222

200% Purchase Payments reduced for withdrawals	$177,778

Step Seven: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• reduced Purchase Payments amount	$88,889
• reduced High Value amount	$124,444
• reduced 200% Purchase Payments amount	$177,778

First, determine the Historic High Value by comparing the reduced High Value amount and the reduced 200% Purchase Payment amount. Immediately after the withdrawal, the reduced High Value of $124,444 is less than the reduced 200% Purchase Payments of $177,778. As a result, the Historic High Value is the reduced High Value of $124,444.

Next, compare the Account Value, the reduced Purchase Payment amount, and the Historic High Value amount. Immediately after the withdrawal, the Historic High Value of $124,444 is greater than both the reduced Purchase Payments of $88,889 and the Account Value of $80,000, so the Death Benefit amount would be $124,444.

Death Benefit Payment

For all Contracts, an Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit with monthly payments for a fixed period of four years.

The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death. The day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

Death Benefit payments shall be made to the Beneficiary as payee. In lieu of that, after the death of the Owner, a Beneficiary which is a non-natural person may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. Any such election by a non-natural person as Beneficiary shall be by Written Request and may be made or changed at any time.

The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. However, if the Beneficiary is a non-natural person, then any payments under a life option will be based on the life of a person to whom the Beneficiary is obligated, who must be designated by the Beneficiary by Written Request before the Death Benefit Commencement Date.

In any event, if the Beneficiary is a non-natural person, any Death Benefit amounts remaining payable on the death of the payee will be paid to any contingent payee designated by the Beneficiary by Written Request, or if none is surviving at the time payment is to be made, then to the Beneficiary.

GUARANTEED WITHDRAWAL RIDERS

OVERVIEW

The Riders were only available with contracts issued before June 1, 2009. If you have not previously activated one of the Riders, you cannot activate any of them now because we are no longer issuing the Riders.

The chart below provides a simple comparison of the general characteristics of the basic Riders.

	Guaranteed Lifetime Withdrawal Benefit Lifetime GRIP	Guaranteed Minimum Withdrawal Benefit PayPlan
What benefit does this Rider provide?	This Rider provides a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.	This Rider provides a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

When do Benefit Payments begin?	We will make Benefit payments upon your Written Request. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.	We will make Benefit payments upon your Written Request.

How much are the Benefit Payments?	The annual Benefit amount is a percentage of the Benefit Base Amount on the payment date. The percentage is based on the Insured’s age on Benefit Start Date as follows:	The annual Benefit amount is 5% of the Benefit Base Amount on the payment date.

• 4% if the Insured is under age 60 • 5% if the Insured is age 60 or older

When do Benefit Payments end?	Generally, all rights to take Benefit payments end when the Insured dies.	Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

How much does the Rider cost?	The current charge for the Lifetime GRIP Rider for each contract year is 0.55% of the Benefit Base Amount.	The current charge for the PayPlan Rider for each contract year is 0.40% of the Benefit Base Amount.

Rider Terms	Definitions
Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

Benefit Year	A 12-month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

Rider Year	Each 12-month period that begins on the Rider Effective Date or a Rider Anniversary.

Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Some Factors to Consider

If you previously activated a Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Designated Subaccounts

Before a Rider’s Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate a Rider. The Designated Subaccounts are listed below.

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in Appendix A of the Contract prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activated a Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under a Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under a Rider reduce the Surrender Value below $500. If you activated the Rider, then withdrawals may adversely affect the benefits under the Rider.

Annuity Benefit. If you activated a Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activated a Rider, applicable Rider charges will reduce the Death Benefit amount.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate a Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Termination of a Rider

All rights under a Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•

upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

If you activated the Guaranteed Lifetime Withdrawal Benefit Rider (“GLWB Rider”), it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the GLWB Rider.

Rider Charge

In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Benefit Base Amount before the Benefit Start Date

The amount of the Benefit payments that will be available to you under the GLWB Rider depends on the Benefit Base Amount. On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.

Rollup Base Amount

Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.

Rollup Formulas

Rollup Base Amount =	Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date + Interest – Proportional reductions for Excess Withdrawals

Rollup Interest Credit =	(Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date – Fixed Account value, if any at the end of the Rider Year) x 0.05

Reset Base Amount

The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.

Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:

•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.

The Benefit Base Amount is used to calculate Benefit payments under the GLWB Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.

An outstanding loan balance affects the amount of certain GLWB Rider benefits.

Example 1

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 1 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $50,000 + $5,000 = $160,000	0.05 x $100,000 = $5,000
3	$160,000 + $7,500 = $167,500	0.05 x $150,000 = $7,500
4	$167,500 + $7,500 = $175,000	0.05 x $150,000 = $7,500
5	$175,000 + $7,500 = $182,500	0.05 x $150,000 = $7,500

Example 2

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 2 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $5,000 = $110,000	0.05 x $100,000 = $5,000
3	$110,000 - $22,000 = $88,000	None due to withdrawal
4	$88,000	None due to withdrawal
5	$88,000	None due to withdrawal

Because a withdrawal is taken, the Rollup Base Amount is reduced by the same percentage as the percentage reduction in the Account Value.

Percentage Reduction	1.00- ($92,000 / $92,000 + $23,000) = 1.00 – 0.80 = 20%
Rollup Base Amount Reduction	$110,000 x 0.20 = $22,000
New Rollup Base Amount	$110,000 - $22,000 = $88,000

Additional Information about the Benefit Base Amount Examples. The Account Values assumed in these examples are for illustration purposes only and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.

When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.

The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.

See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.

Lifetime Withdrawals

Any time after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old. On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the GLWB Rider.

All withdrawals from your Contract, including Benefit payments under the GLWB Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1⁄2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the GLWB Rider shown on the GLWB Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

•

Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year.

•	Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the GLWB Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Also note that, after you activate the GLWB Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the GLWB Rider.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Reset Base Amount and the then current charge for this GLWB Rider is higher than the charge that we are then assessing for your GLWB Rider, the reset will trigger an increase in the GLWB Rider charge. The increase in the GLWB Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally, it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the GLWB Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider

Anniversary. If an automatic reset triggers an increase in the GLWB Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Reset Base Amount even if your Account Value is higher than the Reset Base Amount on the Contract Anniversary.

Spousal Benefit

Spousal Benefit Terms	Definitions

Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

Spouse	The person who is the spouse of the Insured as of the Rider Effective Date. A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured. A new spouse cannot be substituted after the Rider Effective Date.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:

•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the GLWB Rider, whichever is first.

If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

Age of Younger of Insured or Spouse on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the GLWB Rider including the Spousal Benefit is activated, the annual GLWB Rider charge rate will never exceed 1.20% of the Benefit Base Amount.

If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated GLWB Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “GMWB Rider”). If you activated the GMWB Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

Rider Charge

In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The GMWB Rider charge offsets expenses that we incur in administering the GMWB Rider and compensates us for assuming the mortality and expense risks under the GMWB Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the GMWB Rider is activated, the charge for your GMWB Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the GMWB Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the GMWB Rider. We will take the GMWB Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Benefit Base Amount

The amount of the Benefit payments that will be available to you under the GMWB Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the GMWB Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.

An outstanding loan balance affects the amount of certain GMWB Rider benefits.

Minimum Withdrawals

Any time after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit. The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.

Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the GMWB Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

All withdrawals from your Contract, including Benefit payments under the GMWB Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1⁄2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the GMWB Rider shown on the GMWB Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the GMWB Rider.

Duration of Benefits

Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the GMWB Rider.

Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the GMWB Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

•

Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.

•

Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction

	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $	15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	– 18,750

Benefits remaining	$90,445

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the GMWB Rider. Also note that, after you activate the GMWB Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the GMWB Rider.

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the GMWB Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Benefit Base Amount and the then current charge for this GMWB Rider is higher than the charge that we are then assessing for your GMWB Rider, the reset will trigger an increase in the GMWB Rider charge. The increase in the GMWB Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally, it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the GMWB Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the GMWB Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 301 E. 4th Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to the Owner. Benefit payments may be calculated and paid: (1) as a fixed dollar benefit; (2) as a variable dollar benefit; or (3) as a combination of both. Only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

Lump Sum Payments of Death Benefits Prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account was called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account.

If the beneficiary has not closed this account, then the beneficiary may still withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed. Commuted values, if available, may be taken no sooner than five years after the applicable Commencement Date. Commuted values are not available for any option based on life expectancy.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be smaller as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be smaller as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.

Option	Description

Income for a Fixed Period	The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

Life Annuity with Payments for a Fixed Period	The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity	The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity	The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually.

For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually.

The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

FORMS OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Fixed Dollar Payments. Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value that the Company is currently paying for settlement options of that type. The amount of the payment per $1,000 of value will never be less than the guaranteed minimum amount. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Variable Dollar Payments. The variable dollar base benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors.

The amount of each variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base benefit payment includes a fixed rate of interest, benefit payments will be less than the base payment if the net investment performance of the applicable Subaccount(s) is less than the fixed rate of interest.

Benefit payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than the fixed rate of interest.

The amount of each benefit payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described below. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is generally the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

The deduction for the contract maintenance fee is equal to the amount of the annual fee divided by the number of benefit payments to be made over a 12-month period.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base benefit payment among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Statement of Additional Information.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the smaller the amount of each payment because more payments will be made.

•	For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the smaller the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•

The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.

Additional information about the net investment factor and the assumed interest rate is included in the Statement of Additional Information.

THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the state modifications that apply to your Contract or certificate, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

Cancellations

Right to Cancel. The Owner of an individual Contract may cancel it before midnight of the 20th day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the Purchase Payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received at the Company’s administrative office. When required by state or federal law, the Company will return the Purchase Payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all Purchase Payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

Termination. The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered, and the Company will pay the Owner the amount that would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company’s involuntary surrender right as described above.

Persons with Rights Under the Contract

Owner. The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

Joint Owners. There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make Purchase Payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner may not become a Successor Owner but will be deemed to be the Beneficiary of the death benefit that becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

Successor Owner. The surviving spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or civil union partner/domestic partner in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or civil union partner/domestic partner in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse (or civil union partner/domestic partner in applicable states) must make an election within one year of the Owner’s death.

Prior to May 1, 2004, the Successor Owner provisions of the Contract were available only by endorsement and may not have been available in all states.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the Successor Owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with those rules. For this purpose, a civil union partner/domestic partner is not considered a spouse.

Civil Union Partners, and Domestic Partners. Federal tax law does not recognize a civil union or domestic partnership as a marriage. Although a civil union partner/domestic partner may become a successor owner in applicable states, the favorable tax treatment provided by deferral tax law to a surviving spouse is NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

Step Up in Account Value for Successor Owner. If the surviving spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner becomes a Successor Owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature. Any such increase will be equal to the amount, if any, that the Account Value would have been increased on the Death Benefit Valuation Date if your spouse (or civil union partner/domestic partner) had elected to take the Death Benefit. An increase will only apply if the Death Benefit would have been based on a return of premium value, a historic value, or any other Death Benefit calculation value that is greater than the Account Value.

For this purpose, the Death Benefit Valuation Date is the earlier of: (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request to become successor owner of the Contract; or (2) the first anniversary of death. Any such increase shall be effective on the Death Benefit Valuation Date, and shall be allocated proportionally among the Subaccounts and the Fixed Account options based on the value of each such option as of the end of the Valuation Period immediately before that date.

Annuitant. The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

Beneficiary. The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

Payee. Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

Assignee. Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ABANDONED PROPERTY AND ESCHEATMENT

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the first day of the period during which annuity benefit payments are to be paid; or (2) from the date of death for which a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a death benefit, annuity benefit payments, or other Contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed death benefit, depending on the circumstances, the proceeds are paid (1) to the state where the Beneficiary last resided, as shown on our books and records; (2) to the state where the Owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

If the Contract owner dies and we are unable to locate the beneficiary, or if the Contract requires annuity benefit payments to start and we cannot locate the owner, the Account Value of the Contract will remain in the Subaccount and Fixed Account options until the death benefits or Contract proceeds are claimed or escheated. If escheated, the death benefit amount or Contract proceeds will be finally determined using the Account Value at the end of the Valuation Period that is no more than seven days before date that we make the escheat payment to the state.

To prevent escheatment of the death benefit, annuity benefit payments or other proceeds from your annuity, it is important:

•	to update your contact information, such as your address, phone number and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202. The Company is a wholly owned subsidiary of Great American Life Insurance Company, which is a wholly owned subsidiary of Glidepath Holdings, Inc., which is in turn indirectly controlled by Massachusetts Mutual Life Insurance Company.

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

General. The Separate Account is an insurance company separate account under the laws of the State of Ohio. The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.

Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

Additions, Deletions or Substitutions of Subaccounts. New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar benefit payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.

In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the Investment Company Act of 1940, or other applicable law. We will also notify you before we make a substitution.

VOTING OF PORTFOLIO SHARES

To the extent required by law, shares of a Portfolio held in the Separate Account will be voted by the Company at regular and special shareholder meetings of that Portfolio in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. Because the Company will use this proportional method of voting, a small number of Owners may determine the manner in which the Company will vote Portfolio shares for which it solicits voting instructions but receives no timely instructions.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*

Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

DISTRIBUTION OF THE CONTRACTS

Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the Contracts. Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly owned subsidiary of Massachusetts Mutual Life Insurance Company and, as a result, is an affiliate of the Company.

The Contracts were sold by insurance agents who were also registered representatives of broker-dealers that entered into selling agreements with GAA. Broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. All registered representatives who sold the Contracts were appointed by the Company as insurance agents and were authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company paid commissions to GAA for promotion and sale of the contracts. GAA paid commissions to other broker-dealers for sales made through their registered representatives, and these broker-dealers paid their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the Purchase Payments received for a contract. The maximum percentage is 8.5% of the Purchase Payments received from a contract. Commissions paid by the Company may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.

Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.

The Statement of Additional Information includes more information about the compensation we pay to GAA and the additional compensation that GAA pays to select selling firms.

FEDERAL TAX MATTERS [TO BE UPDATED BY AMENDMENT]

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding, and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary, depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the purchase and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs the taxation of annuities in general. The income earned on a Contract is generally not included in the Owner’s taxable income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. In order to qualify for this tax-deferred treatment, the Contracts must meet certain requirements related to investor control and diversification discussed in the Statement of Additional Information. Tax deferral is not available for a Contract when an Owner is a trust, corporation, LLC, partnership, or other entity unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made with after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1⁄2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1⁄2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the Contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other non-tax-qualified Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Non-Tax-Qualified Contracts
Plan Types

•  IRC §408 (IRA, SEP, SIMPLE IRA)

•  IRC §408A (Roth IRA)

•  IRC §403(b) (Tax Sheltered Annuity)

•  IRC §401 (Pension, Profit–Sharing, 401(k))

•  Governmental IRC §457(b)

•  IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by the IRC and/or plan requirements		None

Distribution Restrictions	Distributions from Contract and/or plan may be restricted to meet IRC and/or plan requirements.		None.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Non-Tax-Qualified Contracts
Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit

Generally, 100% of distributions must be included in taxable income. However, the portion that represents any after-tax investment is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other plans are generally deemed to come from taxable income and after-tax investment (if any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

For tax purposes, all IRAs and SEP IRAs of an owner are treated as a single IRA, and all Roth IRAs of an owner are treated as a single Roth IRA.

Generally, distributions must be included in taxable income until all accumulated earnings are paid out. Thereafter, distributions are tax-free return of the original investment.

However, distributions are tax-free until any investment made before August 14, 1982 is returned.

For tax purposes, all non-tax-qualified annuity contracts issued to the same owner by the same insurer in the same calendar year are treated as one contract.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax investment (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax investment has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1⁄2	Taxable portion of payments made before age 59 1⁄2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	None.	Taxable portion of payments made before age 59 1⁄2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The IRC or plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be transferred to another non-tax-qualified annuity or to a qualified long-term care policy as a tax-free exchange under IRC Section 1035. Amounts from another non-tax-qualified annuity or from a life insurance or endowment policy may be transferred to a non-tax-qualified Contract as a tax-free exchange under IRC Section 1035.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued. All required minimum distributions due in 2020 from an IRA, a 403(b) Tax-Sheltered Annuity Plan, a 401 defined contribution plan, or a 457(b) Governmental Deferred Compensation Plan have been waived.

During the life of the Owner or plan participant:

•

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally start by April 1 following the year that the IRA owner or plan participant reaches age 72 (or age 70 1/2 if born on or before June 30, 1949). However, a participant in a TSA, a pension, profit-Sharing, or 401(k) plan, or a governmental 457(b) plan may delay the start of required minimum distributions from the plan until April 1 following the year that the plan participant retires from the employer as long as he or she is not a 5% owner of the employer.

•	For a Roth IRA , there are no required distributions during the owner’s life.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

•	For a Contract that is not tax-qualified, there are no required distributions during the Owner’s life.

After the death of the Owner or plan participant:

•

For a tax-qualified Contract, required minimum distributions vary depending on the type of beneficiary. Some beneficiaries may take payments over life or life expectancy, and others must receive all benefits within five or ten years after death.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

•

For a Contract that is not tax-qualified, if payments have begun under a settlement option, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death or must be paid out in substantially equal payments over the life or life expectancy of the designated beneficiary.

•

For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse as defined by federal tax law may elect out of these requirements and apply the required distribution rules as if the Contract were his or her own.

Life expectancies for required distributions are calculated based on standard life expectancy tables adopted under federal tax law.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations. At least once each contract year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.

We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding — Revocation of Consent. Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771 or www.gaig.com.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 or www.gaig.com for additional information about householding.

Electronic Delivery of Required Documents. Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 or visit our website at www.gaig.com for additional information about electronic delivery of documents.

FINANCIAL STATEMENTS

The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACT [to be updated by amendment]

The following is a list of Portfolio available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at 1-www.gaig.com/annuities/pages/variable-compliance-docs.aspx. You can also request this information at no cost by calling 1-800-789-6771 or by sending an e-mail request to [    ].

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

TYPE	PORTFOLIO and ADVISOR/SUBADVISOR	CURRENT EXPENSES		Average Annual Total Returns (as of 12/31/21)
				1 year		5 year		10 Year
US Equity Large Cap Growth: Large Growth	Invesco V.I. Capital Appreciation Fund - Series I Invesco Advisers, Inc.	[	]%	[	]%	[	]%	[	]%
Cautious Allocation: Large Blend	Invesco V.I. Conservative Balanced Fund - Series I Invesco Advisers, Inc.	[	]%	[	]%	[	]%	[	]%
US Equity Mid Cap: Mid Growth	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Invesco Advisers, Inc.	[	]%	[	]%	[	]%	[	]%
US Equity Large Cap Blend: Large Blend	Invesco V.I. Main Street Fund - Series I Invesco Advisers, Inc.	[	]%	[	]%	[	]%	[	]%
US Equity Mid Cap: Mid Value	Invesco V.I. American Value Fund - Series I Invesco Advisers, Inc.	[	]%	[	]%	[	]%	[	]%
US Equity Large Cap Value: Large Value	Invesco V.I. Comstock Fund - Series I Invesco Advisers, Inc.	[	]%	[	]%	[	]%	[	]%
US Equity Large Cap Blend: Large Blend	Invesco V.I. Core Equity Fund - Series I Invesco Advisers, Inc.	[	]%	[	]%	[	]%	[	]%
US Equity Large Cap Value: Large Value	Invesco V.I. Diversified Dividend Fund - Series I Invesco Advisers, Inc.	[	]%	[	]%	[	]%	[	]%
Healthcare Sector Equity: Large Growth	Invesco V.I. Health Care Fund - Series I Invesco Advisers, Inc.	[	]%	[	]%	[	]%	[	]%
US Fixed Income	Invesco V.I. High Yield Fund - Series I Invesco Advisers, Inc.	[	]%	[	]%	[	]%	[	]%
US Equity Small Cap: Small Growth	Invesco V.I. Small Cap Equity Fund - Series I Invesco Advisers, Inc.	[	]%	[	]%	[	]%	[	]%
Moderate Allocation: Large Blend	Morningstar Balanced ETF Asset Allocation Portfolio - Class II ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	[	]%	[	]%	[	]%	[	]%
Cautious Allocation: Large Value	Morningstar Conservative ETF Asset Allocation Portfolio - Class II ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	[	]%	[	]%	[	]%	[	]%
Aggressive Allocation: Large Blend	Morningstar Growth ETF Asset Allocation Portfolio - Class II ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	[	]%	[	]%	[	]%	[	]%
Cautious Allocation: Large Blend	Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	[	]%	[	]%	[	]%	[	]%
US Equity Mid Cap: Mid Growth	VP Capital Appreciation Fund - Class I American Century Investment Management, Inc.	[	]%	[	]%	[	]%	[	]%

TYPE	PORTFOLIO and ADVISOR/SUBADVISOR	CURRENT EXPENSES		Average Annual Total Returns (as of 12/31/21)
				1 Year		5 Year		10 Year
US Equity Large Cap Value: Large Value	VP Large Company Value Fund - Class I American Century Investment Management, Inc.	[	]%	[	]%	[	]%	[	]%
US Equity Mid Cap: Mid Value	VP Mid Cap Value Fund - Class I American Century Investment Management, Inc.	[	]%	[	]%	[	]%	[	]%
US Equity Large Cap Growth: Large Growth	VP Ultra® Fund - Class I American Century Investment Management, Inc.	[	]%	[	]%	[	]%	[	]%
US Equity Mid Cap: Mid Blend	MidCap Stock Portfolio - Service Shares BNY Mellon Investment Adviser, Inc.	[	]%	[	]%	[	]%	[	]%
Technology Sector Equity: Large Growth	Technology Growth Portfolio - Initial Shares BNY Mellon Investment Adviser, Inc.	[	]%	[	]%	[	]%	[	]%
US Equity Large Cap Blend: Large Blend	BNY Mellon Stock Index Fund, Inc.- Initial Shares BNY Mellon Investment Adviser, Inc. Index Manager: Mellon Investments Corporation (an affiliate of BNY Mellon Investment Adviser, Inc.)	[	]%	[	]%	[	]%	[	]%
US Equity Large Cap Blend: Large Blend	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management Limited	[	]%	[	]%	[	]%	[	]%
US Equity Large Cap Blend: Large Growth	Appreciation Portfolio - Initial Shares BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co.	[	]%	[	]%	[	]%	[	]%
US Money Market	Government Money Market Portfolio Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc.	[	]%	[	]%	[	]%	[	]%
US Equity Large Cap Growth: Large Growth	Growth and Income Portfolio - Initial Shares BNY Mellon Investment Adviser, Inc.	[	]%	[	]%	[	]%	[	]%
US Equity Small Cap: Small Blend	Opportunistic Small Cap Portfolio- Initial Shares BNY Mellon Investment Adviser, Inc.	[	]%	[	]%	[	]%	[	]%
US Equity Small Cap: Small Blend	DWS Small Cap Index VIP - Class A DWS Investment Management Americas, Inc.	[	]%	[	]%	[	]%	[	]%
Global Equity Large Cap: Large Value	Templeton Foreign VIP Fund -Class 2 Templeton Investment Counsel, LLC	[	]%	[	]%	[	]%	[	]%
Moderate Allocation: Large Blend	Janus Henderson Balanced Portfolio - Institutional Shares Janus Capital Management LLC	[	]%	[	]%	[	]%	[	]%
US Equity Mid Cap: Mid Growth	Janus Henderson Enterprise Portfolio - Institutional Shares Janus Capital Management LLC	[	]%	[	]%	[	]%	[	]%
US Equity Large Cap Growth: Large Growth	Janus Henderson Forty Portfolio - Institutional Shares Janus Capital Management LLC	[	]%	[	]%	[	]%	[	]%
Global Equity Large Cap: Large Blend	Janus Henderson Overseas Portfolio - Institutional Shares Janus Capital Management LLC	[	]%	[	]%	[	]%	[	]%
US Equity Large Cap Growth: Large Growth	Janus Henderson Research Portfolio - Institutional Shares Janus Capital Management LLC	[	]%	[	]%	[	]%	[	]%
US Fixed Income	Core Plus Fixed Income Portfolio - Class I Morgan Stanley Investment Management, Inc.	[	]%	[	]%	[	]%	[	]%

TYPE	PORTFOLIO and ADVISOR/SUBADVISOR	CURRENT EXPENSES		Average Annual Total Returns (as of 12/31/21)
				1 Year		5 Year		10 Year
US Equity Mid Cap: Mid Growth	Discovery Portfolio - Class I Morgan Stanley Investment Management, Inc.	[	]%	[	]%	[	]%	[	]%
Real Estate Sector Equity: Mid Value	U.S. Real Estate Portfolio - Class I Morgan Stanley Investment Management, Inc.	[	]%	[	]%	[	]%	[	]%
US Fixed Income	PIMCO Real Return Portfolio - Administrative Class Pacific Investment Management Company LLC	[	]%	[	]%	[	]%	[	]%
US Fixed Income	PIMCO Total Return Portfolio - Administrative Class Pacific Investment Management Company LLC	[	]%	[	]%	[	]%	[	]%
Moderate Allocation: Large Blend	Wilshire Global Allocation Fund Wilshire Associates Incorporated	[	]%	[	]%	[	]%	[	]%
Aggressive Allocation: Large Blend	Calamos Growth and Income Portfolio (closed)* Calamos Advisers, LLC	[	]%	[	]%	[	]%	[	]%
US Equity Large Cap Blend: Large Blend	Davis Value Portfolio (closed)* Davis Selected Advisers, L.P. Sub-Advisor: Davis Selected Advisers-NY, Inc. (an affiliate of Davis Selected Advisors, L.P.)	[	]%	[	]%	[	]%	[	]%
Global Equity Large Cap: Large Growth	Janus Henderson Global Research Portfolio – Institutional (closed)* Janus Capital Management LLC	[	]%	[	]%	[	]%	[	]%
Cautious Allocation: Mid Blend	Timothy Plan Conservative Growth Variable Series (closed)* Timothy Partners, Ltd.	[	]%	[	]%	[	]%	[	]%
Moderate Allocation: Mid Blend	Timothy Plan Strategic Growth Variable Series (closed)* Timothy Partners, Ltd.	[	]%	[	]%	[	]%	[	]%

*

Each Closed Subaccount is an additional investment option available only to Contract Owners who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

CLOSED PORTFOLIO	CUTOFF DATE
Calamos Growth and Income Portfolio	April 30, 2012

Davis Value Portfolio	April 30, 2015

Janus Henderson VIT Global Research Portfolio	November 30, 2004

The Timothy Plan Conservative Growth Variable Series	November 30, 2004

The Timothy Plan Strategic Growth Variable Series	November 30, 2004

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in: (1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests; and (3) increased administrative costs due to frequent purchases and redemptions To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines.

Trading Behavior	Our Response
6 or more transfer events in one quarter of a contract year

We will mail a letter to the Contract Owner notifying the Contract Owner that:

•  we have identified the Contract Owner as a person engaging in harmful trading practices; and

•  if the Contract Owner’s transfer events exceed 12 in one contract year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one contract year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.

On each Contract anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new contract year. See, however, the “Other Restrictions” provision below.

U.S Mail Restrictions on Managers of Multiple Contracts. Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.

The Company may permit a manager of multiple contracts to submit transfer requests other than by mail upon written request if contracts are managed independently rather than in the aggregate. The manager of multiple contracts must provide the Company with sufficient information regarding the management methodology to support the representation that aggregate transfers will not be an intended or unintended consequence of day to day management decisions. The Company will monitor the contracts associated with the grant of any exception and, in the event a pattern of aggregate transactions emerges, again require transfer request via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:

•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event

•	the number of transfer events completed in the current quarter of the contract year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies; for example, if extent economic conditions arise such that the impact of short-term trading is benign or a positive, the Company may allow it.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

•

To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

Group Contracts. In the case of a group contract, the transfer restrictions will apply to participants who have an interest in the group contract. For example, if a participant engages in more than 12 transfer events in one Contract year, we will automatically require the participant to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the participant that are sent by any other means.

APPENDIX C: DEATH BENEFIT AMOUNT (VERSION 2E)

This Appendix C provides information you should know regarding the Death Benefit Amount if one of the scenarios described below applies to your Contract.

Scenario E-1

•	Your state of residence was Minnesota when you purchased your Contract;

•	you purchased an individual Contract before August 7, 2003 but after the 2000 Death Benefit Endorsement was approved in Minnesota; and

•	you elected the optional Enhanced Death Benefit Amount before the Contract was issued.

Scenario E-2

•	Your state of residence was any state other than Minnesota when you purchased your Contract;

•	you purchased an individual Contract before the 2003 Death Benefit Endorsement was approved in your state of residence but after the 2000 Death Benefit Endorsement was approved in your state; and

•	you elected the optional Enhanced Death Benefit Amount before the Contract was issued.

In this Appendix C, we refer to the Contracts described in Scenarios E-1 and E-2 as “Optional Death Benefit Contracts.”

CHARGES AND DEDUCTIONS

For Optional Death Benefit Contracts, the following information replaces the Mortality and Expense Risk Charge information contained in the body of the prospectus.

If you elected the optional Enhanced Death Benefit Amount, there is an additional charge for this benefit. This additional charge is included in the mortality and expense risk charge described below. This benefit and the associated additional charge cannot be discontinued after the Contract is issued.

Mortality and Expense Risk Charge

Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

This Mortality and Expense Risk Charge includes an additional charge for the Optional Enhanced Death Benefit Amount.

Amount of Charge

For Optional Death Benefit Contracts issued to an Owner age 65 or younger, a daily charge equal to 0.003724% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.35%.

For Optional Death Benefit Contracts issued to an Owner over age 65 but under age 79, a daily charge equal to 0.004141% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.50%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	None.

DEATH BENEFIT

For Optional Death Benefit Contracts, the following information replaces the Death Benefit Amount information contained in the body of the prospectus.

Optional Enhanced Death Benefit Amount (Version 2E)

The optional Enhanced Death Benefit Amount will be based on the greatest of:

1)	the Account Value on the Death Benefit Valuation Date;

2)	the Enhanced Minimum Death Benefit; or

3)	the Enhanced Historic High Value.

A withdrawal from the Contract may result in a reduction in the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any applicable premium tax or other tax not previously deducted. It will also be reduced by any outstanding loans.

The death benefit will be allocated among the Subaccounts and Fixed Accounts options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Enhanced Minimum Death Benefit. The Enhanced Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for partial surrenders, and increased by interest. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

•	If the Owner dies before age 80, interest compounds daily, at an effective annual interest rate of 5%, to the Death Benefit Valuation Date.

•	If the Owner dies on or after his or her 80th birthday, interest compounds daily, at an effective annual interest rate of 5%, to the Contract anniversary prior to his or her 80th birthday.

Enhanced Historic High Value. The Enhanced Historic High Value is equal to the Enhanced High Value, reduced proportionally for withdrawals taken after that Enhanced High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of withdrawal. The Enhanced High Value is the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to age 80.

Example of Determination of Optional Enhanced Death Benefit Amount for Version 2E. This example is intended to help you understand how a withdrawal impacts the optional Enhanced Death Benefit Amount and how the optional Enhanced Death Benefit Amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “Enhanced High Value” is $140,000,

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000; and

•	the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

It also assumes that, for purposes of calculating the optional Enhanced Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $107,893, which represents interest at an annual effective rate of 5% for 10 years.

Step One: Calculate the proportional reduction in the Purchase Payment amount.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $	11,111	Proportional Reduction

Step Two: Calculate the Enhanced Minimum Death Benefit (reduced Purchase Payment amount, increased by interest).

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	88,889
Plus interest	+ 107,893

Minimum Death Benefit	$196,782

Step Three: Calculate the proportional reduction in the Enhanced High Value.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$140,000	Enhanced High Value	x 11.1111%	Percentage Reduction	= $	15,556	Proportional Reduction

Step Four: Calculate the Enhanced Historic High Value amount, which is the same as the reduced High Value amount.

Enhanced High Value	$140,000
Less proportional reduction for withdrawals	– 15,556

Enhanced Historic High Value	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• Enhanced Minimum Death Benefit	$196,782
• Enhanced Historic High Value	$124,444

Immediately after the withdrawal, the Enhanced Minimum Death Benefit of $196,782 is greater than the Enhanced Historic High Value of $124,444 and the Account Value of $80,000, so the Death Benefit amount would be $196,782.

The statement of additional information (“SAI”) dated [ ], 2022 includes additional information. The SAI is incorporated by reference. The SAI is available, without charge, upon request. For a free copy of the SAI, or to request other information about the Contract or make other inquiries, call us at 1-800-789-6771 or visit us at our website www.gaig.com to request a copy.

Reports and other information about the Company are available on the SEC’s website at https://www.sec.gov/, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR contract identifier C000029685

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

The Commodore Spirit®

STATEMENT OF ADDITIONAL INFORMATION DATED [    ], 2022

This Statement of Additional Information supplements the current prospectus for The Commodore Spirit variable annuity contract (the “Contract”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account B (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract dated [    ], 2022. Terms used in the current prospectus for the Contract are incorporated in this Statement of Additional Information and have the same meaning as in the Prospectus.

A copy of a Contract prospectus dated [    ], 2022, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771 or visit us at our website www.gaig.com/annuities/pages/variable-compliance-docs.aspx to request a copy.

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TABLE OF CONTENTS [to be updated by amendment]

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity contracts.

We are a wholly owned subsidiary of Great American Life Insurance Company® (“GALIC”), which is a wholly owned subsidiary of Glidepath Holdings, Inc. which is in turn indirectly controlled by Massachusetts Mutual Life Insurance Company.

Annuity Investors Variable Account B (the “Separate Account”) was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC as a unit investment trust.

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contract will be modified accordingly.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contract. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

SERVICES

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Independent Registered Public Accounting Firm

[    ], with a principal business address of [    ], serves as the independent registered public accountant for the Separate Account and the Company. Prior to [    ], 2022, [    ] with a principal address of [    ] served as the independent registered public accountant for the Separate Account and the Company. The financial statements of the Separate Account at December 31, 2021 and for the periods indicated in the financial statements, and of the Company at December 31, 2021 and 2020, and for each of the three years in the period ended December 31, 2021, appearing in this Statement of Additional Information and Registration Statement, have been audited by [    ], as set

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forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

DISTRIBUTION OF THE CONTRACT

The offering of the Contract to new purchasers has been suspended. Existing Contract owners may make additional purchase payments, however. Although we do not anticipate any further offering of the Contract, we reserve the right to resume offering the Contract.

Underwriting Commissions Paid to GAA

Great American Advisors®, Inc. (“GAA”), 301 East Fourth Street, Cincinnati, OH 45202, is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of the Company (the “AILIC VA Products”). GAA is an indirect wholly owned subsidiary of Massachusetts Mutual Life Insurance Company and as a result, is an affiliate of the Company.

Aggregate dollar amounts of underwriting commissions paid to GAA totaled $[    ] million in 2021, $2.8 million in 2020, and $3.0 million in 2019, which GAA subsequently paid to selling firms in its distribution network. GAA did not retain any underwriting commissions in the last three fiscal years.

GAA Expenses Paid by GALIC

GALIC, an affiliate of the Company, pays for some of GAA’s operating and other expenses, including overhead, legal, and accounting fees.

Payments from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. A Portfolio may also compensate the Company or GAA for the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners.

The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the AILIC VA Products, marketing the underlying Portfolios, and administering the Separate Account. GAA also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. The Company and its affiliates may profit from these payments.

Rule 12b-1 Fees. The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.25%. Payments made under a Portfolio’s Rule 12b-1 plan are generally deducted from the Portfolio’s assets.

Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.25% and may be significant. Some service providers may pay more in Support Fees than others. The amount of Support Fees received by the Company and/or GAA may be significant.

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Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC VA Products. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. Owners of AILIC VA Products and participants in group AILIC VA Products, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of the AILIC VA Products, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amount of such other payments received by the Company and/or GAA may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

BENEFIT UNIT TRANSFER FORMULAS

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount

UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)

BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount

UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BU2 (trans) = BU1 (trans) * BUV1 / BUV2.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contract is valued. Read these terms in conjunction with the Definitions section of the Prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for versions of the Contract with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for versions of the Contract with different Separate Account fee structures, as described in the Expense Tables.

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The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

•	NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

•

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

FEDERAL TAX MATTERS [to be updated by amendment]

The following discussion supplements the discussion of federal tax matters in the prospectus for the Contract. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contract. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income / Investor Control

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contract.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of variable annuity contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a non-tax-qualified variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of non-tax-qualified variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

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Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

The ownership rights under the Contract are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. For a Contract that is not tax-qualified, these differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-Tax-Qualified Contracts / Diversification

IRC Section 817(h) requires that with respect to Contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contract to qualify as an annuity contract under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not tax-qualified.

FINANCIAL STATEMENTS

The financial statements of the Separate Account at December 31, 2021 and for the periods indicated in the financial statements, and the Company’s financial statements at December 31, 2021 and 2020, and for each of the three years in the period ended December 31, 2021, are to be filed by amendment. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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PART C. Other Information

Note: This Part C contains information related to The Commodore Spirit® Variable Contract (File No. 333-19725), and Annuity Investors® Variable Account B.

Item 27.	Exhibits

(a)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account B. 1/

(b)	Not Applicable.

(c)	Distribution and Selling Agreements.

DISTRIBUTION AGREEMENTS

(1)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) dated December 1, 1995. 2/

(2)	Revised Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisor®, Inc. (Effective May 1, 1997). 2A/

(i)	Amended Schedule 1 to Distribution Agreement. 3/

(ii)	Amended Schedule 1 (Effective May 1, 2008) and Schedule 2A (Special Addendum) to Distribution Agreement. 28/

SELLING AGREEMENTS

(3)	Form of Selling Agreement between Annuity Investors Life Insurance® Company, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 2/

(4)	Revised Form of Selling Agreement between Annuity Investors Life Insurance® Company, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 12/

(5)	2012 Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 28/

RELATED AGREEMENTS

(6)	Agreement between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. dated February 2, 1995. 2/

(d)	Individual and Group Contract Forms, Endorsements and Riders.

CONTRACTS

(1)	Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A801-BD (Q Rev. 3/97)-3). 2A/

(2)	Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A801-BD (NQ Rev. 3/07)-3). 2A/

(3)	Form of Group Flexible Premium Deferred Variable Annuity Contract (G801-BD (97)-3). 2A/

(4)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (C801-BD (97)-3). 2A/

(5)	Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (P1809003NW). 2B/

(6)	Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (P1809103NW). 2B/

(7)	Form of Group Flexible Premium Deferred Variable Annuity Contract (P2008603NW). 29/

(8)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (P2008703NW). 29/

LOAN ENDORSEMENTS

(9)	Form of Loan Endorsement to Individual Contract (ELOAN (96)-3). 2A/

(10)	Form of Loan Endorsement to Group Contract (EGLOAN (95)-3). 2A/

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(11)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (ECLOAN (95)-3). 2A/

(12)	Form of Loan Endorsement to Individual Contract (E1808703NW). 28/

(13)	Form of Loan Endorsement to Group Contract (E2008403NW). 28/

(14)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (E2008503NW). 28/

(15)	Form of Loan Restriction Endorsement to Individual and Group Contract (for use in PA) (E6009904NW). 29/

TEXAS OPTIONAL RETIREMENT PROGRAM ENDORSEMENTS

(16)	Form of Texas Optional Retirement Program Endorsement to Individual Contract (ETXORP (5/96)-3). 2A/

(17)	Form of Texas Optional Retirement Program Endorsement to Group Contract (EGTXORP (5/96)-3). 2A/

(18)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract (ECTXORP (5/96)-3. 2A/

LONG-TERM CARE WAIVER RIDERS

(19)	Form of Long-Term Care Waiver Raider to Individual Contract (R115 (Rev. 8/95)-3. 1A/

(20)	Form of Long-Term Care Waiver Rider to Group Contract (RG115 (Rev. 6/95)-3). 2A/

(21)	Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract (RC115 (Rev. 6/95)-3). 2A/

DEFERRED COMPENSATION ENDORSEMENTS

(22)	Form of Deferred Compensation Endorsement to Group Contract (EG457 (95)-3). 2A/

(23)	Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract (EC457 (95)-3). 2A/

SIMPLE IRA ENDORSEMENTS

(24)	Form of SIMPLE IRA Endorsement to Individual Contract (E408P (Rev. 11/97)-3). 3/

(25)	Form of SIMPLE IRA Endorsement to Individual Contract (E408P (97)-3). 39/

(26)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract (EG408P (98)-3). 38/

(27)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (EC408P (98)-3). 38/

(28)	Revised Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E6003202NW). 28/

ROTH IRA ENDORSEMENTS

(29)	Form of Roth IRA Endorsement to Qualified Individual Contract (EIRAROTH (97)-3). 3/

(30)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 38/

(31)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 38/

(32)	Form of Roth IRA Endorsement to Qualified Individual Contract (E6003102NW). 28/

EMPLOYER PLAN ENDORSEMENTS

(33)	Form of Employer Plan Endorsement to Individual Contract (EPLAN (96)-3). 3A/

(34)	Form of Employer Plan Endorsement to Group Contract (EGPLAN (96)-3). 2A/

(35)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (ECPLAN (96)-3). 2A/

(36)	Revised Form of Employer Plan Endorsement to Group Contract (EPLAN (Rev. 2/98)-3). 3/

(37)	Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (EGPLAN (Rev 2/98)-3). 3/

(38)	Revised Form of Employer Plan Endorsement to Qualified Individual Contract (ECPLAN (Rev. 2/98)-3). 3/

TAX SHELTERED ANNUITY ENDORSEMENTS

(39)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (ETSA (Rev. 2/98)-3). 3/

2

(40)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (ETSA (96)-3). 2A/

(41)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (Rev. 2/98)-3). 3/

(42)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (96)-3). 2A/

(43)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (Rev. 2/98)-3). 3/

(44)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (96)-3). 2A/

(45)	Revised Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract (E6003302NW). 28/

(46)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007402NW). 28/

(47)	Revised Form of Tax Sheltered Annuity Endorsement to Individual Contract (E6003306NW). 28/

(48)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007502NW). 28/

(49)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007405NW). 28/

(50)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007505NW). 28/

(51)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007408NW). 28/

(52)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007508NW). 28/

QUALIFIED PENSION, PROFIT SHARING AND ANNUITY PLAN ENDORSEMENTS

(53)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E401 (Rev. 2/98)-3). 3/

(54)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E401 (96)-3). 2A/

(55)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (Rev. 2/98)-3). 3/

(56)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (95)-3). 2A/

(57)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (Rev. 2/98)-3). 3/

(58)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (95)-3). 2A/

(59)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003405NW). 28A/

(60)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003402NW). 39/

(61)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007602NW). 28/

(62)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007702NW). 28/

(63)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007605NW). 28/

(64)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007705NW). 28/

3

GOVERNMENTAL SECTION 457 PLAN ENDORSEMENTS

(65)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E457G (98)-4). 3/

(66)	Form of Governmental Section 457 Plan Endorsement to Group Contract (EG457G (98)-3). 3/

(67)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (EC457G (98)-3). 3/

(68)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E6003505NW). 28A/

(69)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007802NW). 28/

(70)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007902NW). 28/

(71)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007805NW). 28/

(72)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007905NW). 28/

SUCCESSOR OWNER ENDORSEMENTS

(73)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract (EASUC A801 (99)-3). 5/

(74)	Form of Successor Owner Endorsement to Group Contract (EGSUC (99)-3). 5/

(75)	Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract (ECSUC (99)-3). 5/

INDIVIDUAL RETIREMENT ANNUITY ENDORSEMENTS

(76)	Form of Individual Retirement Annuity Endorsement to Individual Contract (EIRA 996)-3). 2A/

(77)	Form of Individual Retirement Annuity Endorsement to Individual Contract (EIRA (Rev. 9/97)-3. 2A/

(78)	Form of Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 38/

(79)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 38/

(80)	Revised Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (E6003002NW). 28/

OTHER ENDORSEMENTS

(81)	Form of Unisex Endorsement to Non-Qualified Individual Contract (EASO (USX98)-3). 38/

(82)	Form of Settlement Options Endorsement to Individual Contract and Group Contract (E6012104NW). 39/

GUARANTEED WITHDRAWAL BENEFIT RIDERS

(83)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307NW). 22/

(84)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707NW). 22/

(85)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2010807NW). 22/

(86)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507NW). 22/

(87)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907NW). 22/

(88)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2011007NW). 22/

INCOME BENEFIT RIDER

(89)	Form of Income Benefit Rider to Qualified Individual Contract. 8/

(90)	Form of Income Benefit Rider to Non-Qualified Individual Contract. 8/

(91)	Form of Income Benefit Rider to Group Contract. 8/

(92)	Form of Income Benefit Rider to Certificate of Participation under a Group Contract. 8/

4

DEATH BENEFIT ENDORSEMENTS

(93)	Form of Optional Death Benefit Endorsement to Individual Contract. 9/

(94)	Form of Death Benefit Amount Endorsement to Individual Contract. 10/

(95)	Form of Death Benefit Amount Endorsement to Group Contract. 10/

(96)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract. 10/

(97)	Form of Death Benefit Amount Endorsement to Group Contract (E2007002NW). 28/

(98)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract (E2007102NW). 28/

RMD ENDORSEMENTS

(99)	Form of RMD Endorsement to Individual Contract and to Certificate of Participation under a Group Contract (E6022809NW). 28/

(100)	Form of RMD Endorsement to Group Contract (E6022709NW). 28/

ACD ENDORSEMENTS

(101)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Individual Contract (E6029810NW). 28/

(102)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Group Contract (E6030210NW). 28/

(103)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Certificate of Participation under a Group Contract (E6030310NW). 28/

(e)	Applications.

INDIVIDUAL AND CERTIFICATE APPLICATIONS

(1)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract.2A

(2)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 4/

GROUP APPLICATIONS

(3)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 2A/

(4)	Revised Form of Application for Group Flexible Premium Deferred Annuity Contract. 4/

(f)	Organizational Documents.

ARTICLES OF INCORPORATION

(1)	Articles of Incorporation of Annuity Investors Life Insurance Company® as amended through August 14, 1996. 1/

CODE OF REGULATIONS

(2)	Code of Regulations of Annuity Investors Life Insurance Company®. 1/

(g)	Not Applicable.

(h)	Participation Agreements.

AIM	VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

(1)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Annuity Investors Life Insurance Company and Great American Advisors, Inc. dated as of April 4, 2001. 35/

(a)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment No. 2 effective July 1, 2002, to Participation Agreement. 36/

(b)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2004, to Participation Agreement. 18/

5

(c)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective May 1, 2008, to Participation Agreement. 24/

(d)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2010 to Participation Agreement. 27/

(2)	AIM (Invesco): Administrative Services Agreement dated as of October 1, 2016 between Annuity Investors Life Insurance Company and Invesco Advisors, Inc. 33/

(3)	AIM (Invesco): Distribution Services Agreement between Annuity Investors Life Insurance Company and AIM Distributors, Inc. effective as of July 1, 2002. 36/

(4)	AIM (Invesco): AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 24/

(a)	AIM (Invesco) : Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2. 24/

AMERICAN CENTURY

(5)	[reserved]

(6)	American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 18/

(a)	American Century : Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 26/

(7)	American Century: Shareholder Information Agreement between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. dated as of October 16, 2006. 24/

CALAMOS	ADVISORS TRUST

(8)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 23/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 24/

(9)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 24/

(10)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 24/

DAVIS VARIABLE ACCOUNT FUND

(11)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 23/

(a)	Davis Variable Account Fund: Addendum dated as of May 1, 2008 to Participation Agreement. 24/

BNY MELLON VARIABLE INVESTMENT FUND AND BNY MELLON INVESTMENT PORTFOLIOS (f/k/a Dreyfus Variable Investment Fund and Dreyfus Investment Portfolios)

(12)	BNY Mellon Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Variable Investment Fund dated November 21, 1995. 2/

(a)

BNY Mellon Variable Investment Fund: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April  14, 1997 between Annuity Investors Life Insurance Company and BNY Mellon Variable Investment Fund. 2A/

(b)	BNY Mellon Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

(c)	BNY Mellon Variable Investment Fund: Amendment dated as of December 1, 2004 to Fund Participation Agreement. 39/

(d)	BNY Mellon Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(e)	BNY Mellon Variable Investment Fund: Amendment No. 4 dated October 12, 2011 to Fund Participation Agreement. 30/

6

BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO (f/k/a Dreyfus Socially Responsible Growth Fund)

(13)

BNY Mellon Sustainable U.S. Equity Portfolio: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Sustainable U.S. Equity Portfolio, Inc. dated November 21, 1995. 2/

(a)

BNY Mellon Sustainable U.S. Equity Portfolio: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April  14, 1997 between Annuity Investors life Insurance Company® and BNY Mellon Sustainable U.S. Equity Portfolio, Inc. 2A/

(b)	BNY Mellon Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

(c)	BNY Mellon Sustainable U.S. Equity Portfolio: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(d)	BNY Mellon Sustainable U.S. Equity Portfolio: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

BNY MELLON STOCK INDEX FUND (f/k/a Dreyfus Stock Index Fund)

(14)	BNY Mellon Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Stock Index Fund dated November 21, 1995. 2/

(a)

BNY Mellon Stock Index Fund: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April  14, 1997 between Annuity Investors Life Insurance Company® and BNY Mellon Stock Index Fund. 2A/

(b)	BNY Mellon Stock Index Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

(c)	BNY Mellon Stock Index Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(d)	BNY Mellon Stock Index Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

BNY MELLON FUNDS (f/k/a Dreyfus Funds)

(15)	BNY Mellon: Amended and Restated Administrative Services Agreement between BNY Mellon and Annuity Investors Life Insurance Company® dated April 24, 1997. 2A/

(a)	BNY Mellon: Amendment dated July 1, 2002 to Amended and Restated Letter Agreement dated July 24, 1997. 36/

(b)	BNY Mellon: Second Amendment dated as of December 1, 2004 to Amended and Restated Administrative Services Agreement. 18/

(c)	BNY Mellon: Third Amendment dated as of March 1, 2007 to Amended and Restated Administrative Services Agreement. 23/

(16)	BNY Mellon: Letter Agreement (Shareholder Services) between BNY Mellon and Annuity Investors Life Insurance Company dated July 1, 2002. 36/

(a)	BNY Mellon: Amendment to Letter Agreement (Shareholder Services) dated as of March 1, 2007. 39/

(17)	BNY Mellon: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between BNY Mellon and Annuity Investors Life Insurance Company as of October 1, 2006. 24/

DEUTSCHE DWS

(18)

Deutsche DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 24/

(a)	Deutsche DWS Variable Series I, Variable Series II, and Investment VIT Funds: Amendment dated May 1, 2015 to Participation Agreement. 32/

(19)	Deutsche DWS: Form of Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company®. 8/

7

(20)	Deutsche DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of March 5, 1999.[8]

(a)	Deutsche DWS: Amendment No. 1 dated as of March 9, 2001 to Administrative Services Letter Agreement. 39/

(b)	Deutsche DWS: Amendment dated as of April 10, 2006 to Administrative Services Letter Agreement. 39/

(c)	Deutsche DWS: Amendment dated as of May 1, 2008 to Administrative Services Letter Agreement. 24/

(d)	Deutsche DWS: Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 26/

(21)	Deutsche DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 24/

ALPS VARIABLE INVESTMENT TRUST (Morningstar Portfolios) (f/k/a Ibbotson Portfolios)

(22)

Morningstar Portfolios: Fund Participation Agreement among Annuity Investors Life Insurance Company, ALPS Variable Investment Trust (Morningstar Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 23/

(a)	Morningstar Portfolios: Amendment to Fund Participation Agreement dated November 23, 2007. 39/

(b)	Morningstar Portfolios : Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 24/

(c)	Morningstar Portfolios : Amendment dated April 30, 2013 to Fund Participation Agreement. 31/

(d)	Morningstar Portfolios: Amendment dated June 14, 2017 to Fund Participation Agreement. 34/

(23)	Morningstar Portfolios: Rule 22c-2 Shareholder Information Agreement between ALPS Variable Investment Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 24/

(24)	Morningstar Portfolios: Consent Letter dated October 6, 2011 Regarding Continuation of Fund Participation Agreement and Related Agreements. 39/

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

(25)

Franklin Templeton Variable Insurance Products Trust: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 23/

(a)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 24/

(b)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 2 dated as of April 15, 2013 to Fund Participation Agreement. 31/

(c)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement Addendum dated May 1, 2015. 32/

(26)	Franklin Templeton: Administrative Services Agreement between Franklin Templeton Services, LLC and Annuity Investors Life Insurance Company. 39/

(a)	Franklin Templeton: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 39/

(27)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 24/

        JANUS ASPEN SERIES

(28)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series dated September 1, 1995. 2/

(a)	Janus Aspen Series: Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 3/

(b)	Janus Aspen Series: Amendment effective January 2, 2004 to Fund Participation Agreements. 39/

(c)	Janus Aspen Series: Amendment effective May 1, 2004 to Fund Participation Agreements. 39 /

(d)	Janus Aspen Series: Amendment effective December 1, 2005 to Fund Participation Agreements.[21]

8

(29)	Janus: Letter Agreement (Administrative Services) between Annuity Investors Life Insurance Company® and Janus Capital Corporation dated December 6, 1996. 2A/

(30)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 24/

MORGAN STANLEY VARIABLE INSURANCE FUND (f/k/a Van Kampen)

(31)	Morgan Stanley Variable Insurance Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Variable Insurance Fund, Inc. 2A/

(a)	Morgan Stanley Variable Insurance Fund: Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Variable Insurance Fund, Inc. 3/

(b)	Morgan Stanley Variable Insurance Fund: Amendment dated as of July 1, 2002 to Participation Agreement.[36]

(c)	Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2007 to Participation Agreement. 23/

(d)	Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2008, to Participation Agreement. 24/

(e)	Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2015 to Participation Agreement. 32/

(32)	Morgan Stanley: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 1997. 2A/

(a)	Morgan Stanley: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 2007. 23/

(b)	Morgan Stanley : Letter Agreement dated May 1, 2015 among The Universal Institutional Fund, Morgan Stanley Investment Advisors, and Annuity Investors Life Insurance Company. 32/

(33)	Morgan Stanley: Shareholder Information Agreement (Rule 22c-2) between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 24/

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (f/k/a Oppenheimer Variable Account Funds)

(34)	Invesco Variable Insurance Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Invesco Variable Insurance Funds. 36/

(a)	Invesco Variable Insurance Funds: Amendment effective December 1, 2004 to Participation Agreement. 37/

(b)	Invesco Variable Insurance Funds: Amendment No. 2 effective May 1, 2008 to Participation Agreement.[24]

(35)	Invesco: Letter Agreement (Administrative Services) with Invesco Funds dated July 1, 2002. 36/

(36)	Invesco: Shareholder Information Agreement between Oppenheimer Funds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 24/

9

PIMCO VARIABLE INSURANCE TRUST

(37)

PIMCO Variable Insurance Trust: Participation Agreement by and between Annuity Investors Life Insurance Company® , PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC effective July 1, 2002. 27/

(a)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement. 18/

(b)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 to Participation Agreement. 21/

(c)	PIMCO Variable Insurance Trust: Novation of and Amendment dated December 8, 2010, to Participation Agreement. 27/

(d)	PIMCO Variable Insurance Trust: Amendment dated May 1, 2015 to Participation Agreement. 32/

(38)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 24/

(39)	PIMCO: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 30/

THE TIMOTHY PLAN

(40)	The Timothy Plan: Participation Agreement between The Timothy Plan, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/

(i)	The Timothy Plan: Amendment effective January 12, 2006 to Participation Agreement. 21/

(41)	Timothy Plan: Administrative Services Agreement between The Timothy Plan and Annuity Investors Life Insurance Company®. 4/

(i)	Timothy Plan: Amendment as of May 19, 2009 to Administrative Services Agreement. 39/

(42)	Timothy Plan: Shareholder Information Agreement between Timothy Partners, Ltd. and Annuity Investors Life Insurance Company® dated as April 16, 2007. 39/

WILSHIRE VARIABLE INSURANCE TRUST

(43)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 25/

(44)

Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, Ultimus Fund Distributors, LLC and Annuity Investors Life Insurance Company dated as of October 1, 2016. 33/

(i)	Not Applicable

(j)	Other Material Contracts

(1)	MassMutual Administrative Services Agreement FW

(2)	Amendment to MassMutual Administrative Services Agreement FW

(k)	Opinion and Consent of Counsel dated December 19, 1996. 1/

(l)	Consent of Independent Registered Public Accounting Firm (to be filed by amendment)

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Not Applicable.

(99)	Powers of Attorney. FW

1/	Incorporated by reference to Form N-4 EL filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on December 23, 1996.

1A/

Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on November 8, 1995.

2/

Incorporated by reference to Pre-Effective Amendment No. 3 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on December 4, 1995.

2A/

Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on June 3, 1997.

10

2B/

Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 27, 2004.

3/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971 (Advantage), 1940 Act File No. 811-08017, on May 6, 1998.

3A/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on May 6, 1998.

3B/	[text intentionally deleted]

4/

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on April 29, 1998.

5/

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on February 26, 1999.

6/	[text intentionally deleted]

7/	[text intentionally deleted]

8/

Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 26, 1999.

9/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 2, 2001.

10/

Incorporated by reference to Post-Effective Amendment No. 11 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 28, 2003.

11/	[text intentionally deleted]

12/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on November 17, 1998.

13/	[text intentionally deleted]

14/	[text intentionally deleted]

15/	[text intentionally deleted]

16/	[text intentionally deleted]

17/	[text intentionally deleted]

18/	Incorporated by reference to Post-Effective Amendment No. 6 filed on behalf of Annuity Investors® Variable Account C, 1940 Act File No. 811-21095, on March 1, 2005.

19/	[text intentionally deleted]

20/	[text intentionally deleted]

21/

Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 1, 2006.

22/

Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about May 1, 2007.

23/

Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about May 22, 2007.

24/

Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095, on or about April 27, 2009.

25/

Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095, on or about February 16, 2010.

26/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095, on or about April 29, 2010.

27/

Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on or about April 22, 2011.

11

28/

Incorporated by reference to Post-Effective Amendment No. 21 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51971 (Advantage), 1940 Act File No. 811-08017, on or about April 25, 2012.

28A/

Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about April 23, 2012.

29/

Incorporated by reference to Post-Effective Amendment No. 27 filed on behalf of Annuity Investors Variable Account B, 1933 Act File. No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on or about April 26, 2012.

30/

Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on or about April 25, 2013.

31/

Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account C 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on or about April 25, 2014.

32/

Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors Variable Account C 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on or about April 28, 2015.

33/

Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account C. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on April 28, 2017.

34/

Incorporated by reference to Post-Effective Amendment No. 26 filed on behalf of Annuity Investors Variable Account B. 1933 Act File No. 333-51955 (Independence), 1940 act File No. 811-08017 on or about April 27, 2018.

35/

Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of AIM Variable Insurance Funds, Inc., 1933 Act File No. 33-57340, 1940 Act File No. 811-7452, on February 12, 2002 as Exhibit H75.

36/

Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300 (Helmsman), 1940 Act File No. 811-21095, on July 26, 2002.

37/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1940 Act File No. 811-07299, on April 29, 2005.

38/

Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Navigator), 1940 Act File No. 811-08017, on February 1, 1999.

39/

Incorporated by reference to Post-Effective Amendment No. 36 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on August 28, 2020.

FW/ Filed herewith.

Item 28.	Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name and Principal Business Address	Positions and Offices with the Company

Adrienne Baglier 301 East Fourth Street, Cincinnati, Ohio 45202	Executive Vice President - Operations

Dominic Blue 1295 State Street, Springfield ,MA 01111-001	Director

Susan Cicco 1295 State Street, Springfield ,MA 01111-001	Director

Geoffrey J. Craddock 1295 State Street, Springfield ,MA 01111-001	Director

Roger W. Crandall 1295 State Street, Springfield ,MA 01111-001	Director, Chairman of the Board

Michael R. Fanning 1295 State Street, Springfield ,MA 01111-001	Director, Vice Chairman of the Board and Chief Executive Officer

Paul A. LaPiana 1295 State Street, Springfield ,MA 01111-001	Director

12

Name and Principal Business Address	Positions and Offices with the Company

Christopher P. Miliano 301 East Fourth Street, Cincinnati, Ohio 45202	Head of AILIC Finance and Treasurer

Mark F. Muething 301 East Fourth Street, Cincinnati, Ohio 45202	Director, President and Assistant Secretary

Michael J. O’Connor 1295 State Street, Springfield ,MA 01111-001	Director

Eric W. Partlan 1295 State Street, Springfield ,MA 01111-001	Director, Chief Investment Officer

Gareth F. Ross 1295 State Street, Springfield ,MA 01111-001	Director

Arthur W. Wallace 1295 State Street, Springfield ,MA 01111-001	Director

Elizabeth A. Ward 1295 State Street, Springfield ,MA 01111-001	Director

Item 29.	Persons Controlled by or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company is a wholly owned subsidiary of Great American Life Insurance Company, which is a wholly owned subsidiary of Glidepath Holdings, Inc., which is in turn indirectly controlled by Massachusetts Mutual Life Insurance Company.

Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company. ®

Item 30.	Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 31.	Principal Underwriter

(a)

Great American Advisors®, Inc. is the principal underwriter for the following investment companies (including the Registrant): Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 11th Floor, Cincinnati, Ohio 45202.

13

Name	Position with Great American Advisors, Inc.

Mark F. Muething	Vice President, Secretary & Chief Legal Officer and Director

Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer

Athena Purdon	Treasurer

(c) Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 32.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Company at its administrative office at 301 East Fourth Street, Cincinnati, Ohio 45202.

Item 33.	Management Services

Not Applicable.

Item 34.	Fee Representation

The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

14

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on February 1, 2022.

ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Registrant)

By:	/s/ Christopher P. Miliano
Christopher P. Miliano
Head of Finance and Treasurer
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By:	/s/ Christopher P. Miliano
Christopher P. Miliano
Head of Finance and Treasurer
(principal financial officer and principal accounting officer)

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ Dominic L. Blue*	Director	February 1, 2022
Dominic L. Blue*

/s/ Susan M. Cicco*	Director	February 1, 2022
Susan M. Cicco*

/s/ Geoffrey J. Craddock*	Director	February 1, 2022
Geoffrey J. Craddock*

/s/ Roger W. Crandall*	Director	February 1, 2022
Roger W. Crandall*

/s/ Michael R. Fanning*	Director Chief Executive Officer (principal executive officer)	February 1, 2022
Michael R. Fanning*

/s/ Paul A. LaPiana*	Director	February 1, 2022
Paul A. LaPiana*

/s/ Mark F. Muething* Mark F. Muething	President Chief Operating Officer Director	February 1, 2022

/s/ Michael J. O’Connor*	Director	February 1, 2022
Michael J. O’Connor*

/s/ Eric W. Partlan*	Director	February 1, 2022
Eric W. Partlan*

/s/ Gareth F. Ross*	Director	February 1, 2022
Gareth F. Ross*

/s/ Arthur W. Wallace*	Director	February 1, 2022
Arthur W. Wallace*

/s/ Elizabeth A. Ward*	Director	February 1, 2022
Elizabeth A. Ward*

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact February 1, 2022

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

27(j)(1)	Administrative Services Agreement with MassMutual Life Insurance Company effective May 28, 2021

27(j)(2)	Amendment No. 1 to Administrative Services Agreement with MassMutual Life Insurance Company effective August 5, 2021

99	Powers of Attorney